UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-07925

WesMark Funds
(Exact name of registrant as specified in charter)

One Bank Plaza, 5th Floor Wheeling WV	26003
(Address of principal executive offices)	(Zip code)

Corporation Trust Company
1209 Orange Street
Wilmington, Delaware 19808
(Name and address of agent for service)

Registrant’s telephone number, including area code:	304-234-9000

Date of fiscal year end:	12/31

Date of reporting period:	6/30/26

Item 1. Reports to Stockholders.

(a)

 WMBLX

WesMark Balanced Fund

Semi-Annual Shareholder Report  June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about WesMark Balanced Fund for the period of January 1, 2026 to June 30, 2026.

You can find additional information about the Fund at www.wesmarkfunds.com. You can also request this information by contacting us at 1-800-864-1013.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WesMark Balanced Fund	$63	1.22%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$103,682,085
Number of Portfolio Holdings	130
Advisory Fee	$375,178
Portfolio Turnover	10%

Sector Weighting (% of net assets)

Technology
18.8%
Financials
14.0%
Industrials
11.5%
Health Care
8.6%
Consumer Discretionary
6.6%
U.S. Treasury Obligations
6.3%
Communications
6.1%
Energy
5.2%
Utilities
4.5%
Consumer Staples
4.4%
Real Estate
2.8%
U.S. Government & Agencies
2.6%
Mbs Passthrough
2.1%
Information Technology
1.4%
Materials
0.9%
Education
0.5%
Special Tax
0.5%
Industrial
0.5%
Money Market Funds
0.5%
Local Authority
0.4%
Local
0.3%
U.S. Government & Agency Obligations
0.1%
Other Assets in Excess of Liabilities
1.4%
0%
5%
10%
15%
20%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.4%
U.S. Government & Agency Obligations	0.1%
Local	0.3%
Local Authority	0.4%
Money Market Funds	0.5%
Industrial	0.5%
Special Tax	0.5%
Education	0.5%
Materials	0.9%
Information Technology	1.4%
Mbs Passthrough	2.1%
U.S. Government & Agencies	2.6%
Real Estate	2.8%
Consumer Staples	4.4%
Utilities	4.5%
Energy	5.2%
Communications	6.1%
U.S. Treasury Obligations	6.3%
Consumer Discretionary	6.6%
Health Care	8.6%
Industrials	11.5%
Financials	14.0%
Technology	18.8%

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Apple, Inc.	4.9%
Cisco Systems, Inc.	3.0%
Alphabet, Inc., Class A	2.9%
JPMorgan Chase & Co.	2.7%
Microsoft Corp.	2.7%
Caterpillar, Inc.	2.4%
AbbVie, Inc.	2.5%
Chevron Corp.	2.1%
Texas Instruments, Inc.	2.0%
Eli Lilly & Co.	2.0%

* Holdings are subject to change.

Asset Weighting (% of net assets)

Table Summary
Value	Value
Common Stocks	63.6%
Corporate Bonds	22.9%
Money Market Funds	0.5%
Municipal Bonds	1.8%
U.S. Government & Agencies	11.2%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 1-800-864-1013.

 WMBLX

WesMark Balanced Fund

Semi-Annual Shareholder Report  June 30, 2026

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting

www.wesmarkfunds.com

Distributor, Northern Lights Distributors, LLC. Not affiliated with WesBanco.

TSR-SAR 063026-WMBLX

 WMBDX

WesMark Government Bond Fund

Semi-Annual Shareholder Report  June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about WesMark Government Bond Fund for the period of January 1, 2026 to June 30, 2026.

You can find additional information about the Fund at www.wesmarkfunds.com. You can also request this information by contacting us at 1-800-864-1013.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WesMark Government Bond Fund	$51	1.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$172,088,401
Number of Portfolio Holdings	101
Advisory Fee	$503,489
Portfolio Turnover	7%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	3.3%
Money Market Funds	0.5%
Lease	0.6%
Energy	0.6%
Treasury	0.6%
Abs	1.0%
Cmo	1.1%
Health Care	1.2%
Cmbs	1.6%
Consumer Discretionary	1.7%
U.S. Government & Agencies	2.3%
Financials	8.2%
U.S. Treasury Obligations	17.9%
CMO	21.5%
Mbs Passthrough	37.9%

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
FIRST TENNESSEE BANK	2.9%
Government National Mortgage Association, AE	2.8%
UMBS Freddie Mac Pool	2.2%
Freddie Mac Pool	2.2%
Fannie Mae Pool	2.2%
UMBS Freddie Mac Pool	2.1%
Fannie Mae Pool	2.1%
Freddie Mac Pool	2.0%
Fannie Mae Pool	2.0%
Fannie Mae Pool	1.8%

* Holdings are subject to change.

Asset Weighting (% of net assets)

Table Summary
Value	Value
Asset Backed Securities	3.8%
Collateralized Mortgage Obligations	22.3%
Corporate Bonds	12.1%
Money Market Funds	0.5%
Municipal Bonds	0.6%
U.S. Government & Agencies	60.7%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 1-800-864-1013.

 (WMBDX)

WesMark Government Bond Fund

Semi-Annual Shareholder Report  June 30, 2026

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting

www.wesmarkfunds.com

Distributor, Northern Lights Distributors, LLC. Not affiliated with WesBanco.

TSR-SAR 063026-WMBDX

 WMKGX

WesMark Large Company Fund

Semi-Annual Shareholder Report  June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about WesMark Large Company Fund for the period of January 1, 2026 to June 30, 2026.

You can find additional information about the Fund at www.wesmarkfunds.com. You can also request this information by contacting us at 1-800-864-1013.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WesMark Large Company Fund	$59	1.13%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$363,985,654
Number of Portfolio Holdings	60
Advisory Fee	$1,273,210
Portfolio Turnover	16%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.4%
Money Market Funds	0.3%
Real Estate	1.0%
Materials	2.1%
Information Technology	2.8%
Utilities	2.8%
Energy	2.9%
Consumer Staples	3.9%
Consumer Discretionary	9.3%
Health Care	9.7%
Industrials	9.8%
Financials	9.9%
Communications	12.1%
Technology	32.0%

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Alphabet, Inc., Class A	6.7%
Apple, Inc.	6.0%
NVIDIA Corp.	5.5%
Microsoft Corp.	5.3%
Amazon.com, Inc.	4.5%
Advanced Micro Devices, Inc.	3.7%
Meta Platforms, Inc., Class A	3.1%
Micron Technology, Inc.	2.8%
JPMorgan Chase & Co.	2.5%
Marvell Technology, Inc.	2.4%

* Holdings are subject to change.

Asset Weighting (% of net assets)

Table Summary
Value	Value
Common Stocks	99.7%
Money Market Funds	0.3%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 1-800-864-1013.

 WMKGX

WesMark Large Company Fund

Semi-Annual Shareholder Report  June 30, 2026

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting

www.wesmarkfunds.com

Distributor, Northern Lights Distributors, LLC. Not affiliated with WesBanco.

TSR-SAR 063026-WMKGX

 WMKSX

WesMark Small Company Fund

Semi-Annual Shareholder Report  June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about WesMark Small Company Fund for the period of January 1, 2026 to June 30, 2026.

You can find additional information about the Fund at www.wesmarkfunds.com. You can also request this information by contacting us at 1-800-864-1013.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WesMark Small Company Fund	$66	1.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$183,888,913
Number of Portfolio Holdings	93
Advisory Fee	$606,753
Portfolio Turnover	36%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-1.2%
Communication Services	1.0%
Information Technology	2.5%
Real Estate	2.6%
Money Market Funds	2.7%
Consumer Staples	3.0%
Utilities	4.4%
Energy	5.7%
Materials	6.3%
Consumer Discretionary	9.9%
Technology	12.3%
Financials	13.1%
Health Care	15.7%
Industrials	22.1%

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Moog, Inc., Class A	2.8%
Federated Hermes Government Obligations Fund	2.7%
Granite Construction, Inc.	2.5%
Applied Industrial Technologies, Inc.	2.2%
First Bancorp	2.1%
Garrett Motion, Inc.	2.1%
Varonis Systems, Inc.	2.0%
Argan, Inc.	1.9%
Valvoline, Inc.	1.9%
Powell Industries, Inc.	1.8%

* Holdings are subject to change.

Asset Weighting (% of net assets)

Table Summary
Value	Value
Common Stocks	97.4%
Money Market Funds	2.6%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 1-800-864-1013.

 WMKSX

WesMark Small Company Fund

Semi-Annual Shareholder Report  June 30, 2026

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting

www.wesmarkfunds.com

Distributor, Northern Lights Distributors, LLC. Not affiliated with WesBanco.

TSR-SAR 063026-WMKSX

 WMKTX

WesMark Tactical Opportunity Fund

Semi-Annual Shareholder Report  June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about WesMark Tactical Opportunity Fund for the period of January 1, 2026 to June 30, 2026.

You can find additional information about the Fund at www.wesmarkfunds.com. You can also request this information by contacting us at 1-800-864-1013.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WesMark Tactical Opportunity Fund	$69	1.36%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$52,842,696
Number of Portfolio Holdings	19
Advisory Fee	$191,366
Portfolio Turnover	9%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.5%
Fixed Income	1.0%
Money Market Funds	1.4%
Equity	12.4%
Commodity	12.6%
Exchange-Traded Funds	72.1%

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
iShares Core U.S. Aggregate Bond ETF	14.2%
iShares iBoxx $ Investment Grade Corporate Bond ETF	14.1%
Vanguard Mega Cap Value ETF	8.8%
Ishares Msci Acwi Index Fund	8.0%
iShares Russell 2000 Index Fund	6.6%
iShares Bloomberg Roll Select Commodity Strategy	6.3%
SPDR® Gold Shares	6.3%
Vanguard Short-Term Corporate Bond ETF	5.1%
iShares Core S&P Small-Cap ETF	4.8%
Invesco S&P 500 Equal Weight ETF	4.4%

* Holdings are subject to change.

Asset Weighting (% of net assets)

Table Summary
Value	Value
Exchange-Traded Funds	98.6%
Money Market Funds	1.4%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 1-800-864-1013.

 WMKTX

WesMark Tactical Opportunity Fund

Semi-Annual Shareholder Report  June 30, 2026

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting

www.wesmarkfunds.com

Distributor, Northern Lights Distributors, LLC. Not affiliated with WesBanco.

TSR-SAR 063026-WMKTX

 WMKMX

WesMark West Virginia Municipal Bond Fund

Semi-Annual Shareholder Report  June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about WesMark West Virginia Municipal Bond Fund for the period of January 1, 2026 to June 30, 2026.

You can find additional information about the Fund at www.wesmarkfunds.com. You can also request this information by contacting us at 1-800-864-1013.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WesMark West Virginia Municipal Bond Fund	$56	1.12%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$88,758,234
Number of Portfolio Holdings	117
Advisory Fee	$261,037
Portfolio Turnover	4%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.6%
Cmo	0.6%
Special Tax	1.7%
Other	2.9%
State	3.4%
Money Market Funds	3.8%
Education	4.3%
Health Care	5.0%
Local	10.8%
Housing	16.5%
Lease	21.1%
Utilities	29.4%

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Federated Hermes Government Obligations Fund	3.8%
Ohio County Board of Education	3.3%
Hancock County Board of Education	2.5%
Monongalia County Building Commission	2.2%
Mason County Public Service District Water Revenue	2.1%
Hampshire County Building Commission	1.9%
West Virginia Housing Development Fund	1.7%
West Virginia Economic Development Authority	1.5%
Morgantown Utility Board Inc	1.5%
West Virginia Water Development Authority	1.3%

* Holdings are subject to change.

Asset Weighting (% of net assets)

Table Summary
Value	Value
Asset Backed Securities	0.6%
Money Market Funds	3.8%
Municipal Bonds	95.6%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 1-800-864-1013.

 WMKMX

WesMark West Virginia Municipal Bond Fund

Semi-Annual Shareholder Report  June 30, 2026

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting

www.wesmarkfunds.com

Distributor, Northern Lights Distributors, LLC. Not affiliated with WesBanco.

TSR-SAR 063026-WMKMX

(b)       Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable to open-end investment companies.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)       Long Form Financial Statements

Small Company Fund

Large Company Fund

Balanced Fund

Government Bond Fund

West Virginia Municipal Bond Fund

Tactical Opportunity Fund

WesMark Funds[SM]

Semi-Annual Financial Statements & Other Information » 6.30.26

(Includes N-CSR Items 7-11)

WesMark Small Company Fund	» WMKSX
WesMark Large Company Fund	» WMKGX
WesMark Balanced Fund	» WMBLX
WesMark Government Bond Fund	» WMBDX
WesMark West Virginia Municipal Bond Fund	» WMKMX
WesMark Tactical Opportunity Fund	» WMKTX

Table of Contents

June 30, 2026

Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies	1
Small Company Fund
Schedule of Investments	2
Large Company Fund
Schedule of Investments	8
Balanced Fund
Schedule of Investments	13
Government Bond Fund
Schedule of Investments	22
West Virginia Municipal Bond Fund
Schedule of Investments	27
Tactical Opportunity Fund
Schedule of Investments	32
Statements of Assets and Liabilities	34
Statements of Operations	35
Statements of Changes in Net Assets	36
Financial Highlights	42
Notes to Financial Statements and Financial Highlights	48
Additional Information	56
Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies	56
Item 9 – Proxy Disclosures for Open-End Management Investment Companies	56
Item 10 – Remuneration Paid to Trustees, Officers, and Others of Open-End Management Investment Companies	56
Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract	56

Semi-Annual Report » June 30, 2026

ITEM 7 – Financial Statements and Financial Highlights
for Open-End Management Investment Companies

WESMARK SMALL COMPANY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 98.5%
	AEROSPACE & DEFENSE - 3.0%
86,887	Butler National Corporation(a)	$362,319
12,000	Moog, Inc., Class A	5,086,080
		5,448,399
	AUTO COMPONENTS - 2.1%
105,000	Garrett Motion, Inc.	3,804,150

	BANKS - 2.0%
23,300	Lakeland Financial Corp.	1,438,076
36,900	Unity Bancorp, Inc.	2,165,661
		3,603,737
	BEVERAGES - 0.4%
23,000	National Beverage Corporation(a)	717,600

	BIOTECH & PHARMA - 2.2%
62,700	Nurix Therapeutics, Inc.(a)	1,521,102
14,000	Tarsus Pharmaceuticals, Inc.(a)	881,160
24,400	TransMedics Group, Inc.(a)	1,620,648
		4,022,910
	BIOTECHNOLOGY - 6.5%
78,200	ACADIA Pharmaceuticals, Inc.(a)	1,978,460
81,100	Arcutis Biotherapeutics, Inc.(a)	2,126,442
22,300	CG oncology, Inc.(a)	1,584,415
39,700	Ideaya Biosciences, Inc.(a)	1,479,619
64,000	Intellia Therapeutics, Inc.(a)	1,082,880
110,300	Kyverna Therapeutics Inc(a)	982,773
37,000	Syndax Pharmaceuticals, Inc.(a)	808,820
50,800	Viking Therapeutics, Inc.(a)	1,981,708
		12,025,117
	BUILDING PRODUCTS - 3.2%
8,797	Armstrong World Industries, Inc.	1,411,215
55,328	Gibraltar Industries, Inc.(a)	2,495,293
39,381	Trex Company, Inc.(a)	1,970,625
		5,877,133

See accompanying notes which are an integral part of these financial statements.

WESMARK SMALL COMPANY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	CAPITAL MARKETS - 1.0%
11,704	PJT Partners, Inc., Class A	$1,766,602

	CHEMICALS - 1.9%
24,800	H.B. Fuller Company	1,445,592
14,850	Hawkins, Inc.	2,110,185
		3,555,777
	COMMERCIAL SERVICES & SUPPLIES - 0.7%
28,938	ABM Industries, Inc.	1,280,217

	CONSTRUCTION & ENGINEERING - 6.5%
4,550	Argan, Inc.	3,633,403
78,000	Centuri Holdings, Inc.(a)	2,358,720
28,922	Granite Construction, Inc.	4,571,989
18,800	Limbach Holdings, Inc.(a)	1,447,600
		12,011,712
	CONSTRUCTION MACHINERY EQUIPMENT - 1.3%
48,400	Atmus Filtration Tech	2,467,916

	CONTAINERS & PACKAGING - 0.8%
18,839	Greif, Inc., Class A	1,403,317

	ELECTRIC UTILITIES - 1.0%
36,500	Portland General Electric Company	1,891,795

	ELECTRICAL EQUIPMENT - 2.4%
102,200	NuScale Power Corporation(a)	1,025,066
11,900	Powell Industries, Inc.	3,407,684
		4,432,750
	ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 4.1%
17,800	Belden, Inc.	2,134,398
37,700	Cognex Corporation	2,730,234
12,327	OSI Systems, Inc.(a)	2,695,915
		7,560,547

See accompanying notes which are an integral part of these financial statements.

WESMARK SMALL COMPANY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	ENTERTAINMENT - 1.0%
44,600	IMAX Corporation(a)	$1,777,756

	FOOD - 0.4%
70,000	Vital Farms, Inc. Com(a)	814,100

	FOOD PRODUCTS - 2.2%
171,000	Mama’s Creations Incorporated 144A(a),(b)	3,052,350
68,500	Simply Good Foods Company (The)(a)	909,680
		3,962,030
	HEALTH CARE EQUIPMENT & SUPPLIES - 2.9%
25,500	Haemonetics Corporation(a)	1,912,500
16,318	Integer Holdings Corporation(a)	1,524,917
19,800	LeMaitre Vascular, Inc.	1,900,008
		5,337,425
	HEALTH CARE FACILITIES & SERVICES - 1.4%
77,000	Aveanna Healthcare Holdings, Inc.(a)	659,890
66,449	Concentra Group Holdings Parent, Inc.	1,976,858
		2,636,748
	HOME BUILDING - 1.0%
66,500	Beazer Homes USA, Inc.(a)	1,865,325

	HOTELS & RESORTS - 0.9%
32,122	Hilton Grand Vacations, Inc.(a)	1,682,229

	HOTELS, RESTAURANTS & LEISURE - 0.5%
16,000	Shake Shack, Inc., Class A(a)	896,320

	INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 1.4%
23,800	Ormat Technologies, Inc.	2,591,820

	INFORMATION TECHNOLOGY - 0.7%
81,400	Schrodinger, Inc. LLC(a)	1,322,750

See accompanying notes which are an integral part of these financial statements.

WESMARK SMALL COMPANY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 1.1%
124,000	Perella Weinberg Partners	$1,979,040

	INSURANCE - 0.8%
32,000	Goosehead Insurance, Inc., Class A(a)	1,552,000

	IT SERVICES - 0.9%
90,000	Fastly, Inc., Class A(a)	1,652,400

	MACHINERY - 2.1%
50,550	Kennametal, Inc.	1,771,778
79,751	Mueller Water Products, Inc., Class A	2,059,968
		3,831,746
	MEDICAL EQUIPMENT & DEVICES - 0.7%
139,600	Bioventus, Inc.(a)	1,317,824

	METALS & MINING - 1.7%
8,200	Materion Corporation	2,438,598
18,000	Mayville Engineering Company, Inc.(a)	674,280
		3,112,878
	MULTI-UTILITIES - 1.3%
56,400	Avista Corporation	2,307,324

	OIL & GAS EXPLORATION & PRODUCTION - 5.0%
140,049	Comstock Resources, Inc.(a)	2,089,531
9,900	Gulport Energy Corp.(a)	1,680,030
79,538	Magnolia Oil & Gas Corporation, Class A	2,034,582
48,994	Matador Resources Company	2,438,921
48,500	Northern Oil and Gas, Inc.	880,275
		9,123,339
	PHARMACEUTICALS - 2.0%
8,800	Axsome Therapeutics, Inc.(a)	2,153,976
149,000	Ocular Therapeutix, Inc.(a)	1,463,180
		3,617,156

See accompanying notes which are an integral part of these financial statements.

WESMARK SMALL COMPANY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	REAL ESTATE INVESTMENT TRUSTS - 2.6%
103,200	Broadstone Net Lease, Inc.	$2,133,144
46,985	Sabra Health Care REIT, Inc.	916,677
51,100	Smartstop Self Storage REIT, Inc.	1,660,750
		4,710,571
	REGIONAL BANKS - 8.2%
27,827	Ameris Bancorp	2,511,665
62,700	Atlantic Union Bancshares Corporation	2,652,837
29,969	Banner Corporation	1,991,140
60,108	First Bancorp	3,842,705
94,400	Simmons First National Corporation, Class A	2,138,160
58,400	United Community Banks, Inc.	2,049,256
		15,185,763
	RENEWABLE ENERGY - 0.7%
228,500	Eos Energy Enterprises, Inc.(a)	1,343,580

	RESTAURANTS - 1.9%
32,600	Kura Sushi USA, Inc.(a)	1,876,456
8,800	Wingstop, Inc.	1,526,008
		3,402,464
	ROAD & RAIL - 1.4%
59,089	Covenant Transportation Group, Inc., Class A	2,610,552

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.8%
10,500	Ambarella, Inc.(a)	900,900
12,800	Axcelis Technologies, Inc.(a)	2,424,960
		3,325,860
	SOFTWARE - 6.3%
54,500	Arteris, Inc.(a)	2,648,155
179,900	SentinelOne, Inc., Class A(a)	3,052,903
59,500	Teradata Corporation(a)	2,061,675
88,200	Varonis Systems, Inc.(a)	3,700,872
		11,463,605
	SPECIALTY RETAIL - 4.6%
20,000	Abercrombie & Fitch Company, Class A(a)	1,800,200

See accompanying notes which are an integral part of these financial statements.

WESMARK SMALL COMPANY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	SPECIALTY RETAIL - 4.6% (Continued)
37,900	Advance Auto Parts, Inc.	$2,358,138
5,900	Boot Barn Holdings, Inc.(a)	969,193
87,800	Valvoline, Inc.(a)	3,471,612
		8,599,143
	TECHNOLOGY SERVICES - 1.0%
95,000	Klarna Group plc(a)	1,922,800

	TRADING COMPANIES & DISTRIBUTORS - 2.2%
12,005	Applied Industrial Technologies, Inc.	4,059,491

	WATER UTILITIES - 0.7%
22,400	SJW Group	1,361,248

	TOTAL COMMON STOCKS (Cost $127,742,920)	181,234,966

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 2.7%
	MONEY MARKET FUNDS - 2.7%
4,907,228	Federated Hermes Government Obligations Fund, , 3.54% (Cost $4,907,228)(c)	4,907,228

	TOTAL INVESTMENTS - 101.2% (Cost $132,650,148)	$186,142,194
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.2)%	(2,253,281)
	NET ASSETS - 100.0%	$183,888,913

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026 the total market value of 144A securities is 3,052,350 or 1.7% of net assets.

(c)	Rate disclosed is the seven day effective yield as of June 30, 2026.

See accompanying notes which are an integral part of these financial statements.

WESMARK LARGE COMPANY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 98.3%
	AEROSPACE & DEFENSE - 2.5%
10,300	Honeywell Aerospace Inc.(a)	$2,277,124
35,300	Raytheon Technologies Corp.	6,697,469
		8,974,593
	APPAREL & TEXTILE PRODUCTS - 0.7%
68,882	On Holding A.G.(a)	2,439,800

	ASSET MANAGEMENT - 1.0%
32,000	Apollo Global Management Inc.	3,785,920

	AUTOMOBILES - 2.3%
19,900	Tesla, Inc.(a)	8,369,940

	BANKS - 5.2%
74,000	Bank of America Corporation	4,216,520
101,900	Fifth Third Bancorp	5,744,103
28,130	JPMorgan Chase & Co.	9,207,792
		19,168,415
	BEVERAGES - 0.7%
88,000	Celsius Holdings, Inc.(a)	2,576,640

	BIOTECHNOLOGY - 5.0%
22,978	AbbVie, Inc.	5,782,186
18,624	Amgen, Inc.	6,744,123
54,000	Exelixis, Inc.(a)	2,938,140
17,000	Neurocrine Biosciences, Inc.(a)	2,865,095
		18,329,544
	CAPITAL MARKETS - 1.9%
28,000	Charles Schwab Corp. (The)	2,583,560
20,321	Morgan Stanley	4,247,902
		6,831,462
	CHEMICALS - 1.1%
31,455	PPG Industries, Inc.	3,815,177

See accompanying notes which are an integral part of these financial statements.

WESMARK LARGE COMPANY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	COMMUNICATIONS EQUIPMENT - 3.0%
31,000	Cisco Systems, Inc.	$3,641,260
21,800	Palo Alto Networks, Inc.(a)	7,434,236
		11,075,496
	ELECTRICAL EQUIPMENT - 1.1%
5,100	Bloom Energy Corp., Class A(a)	1,543,770
10,300	Honeywell International, Inc.	2,306,170
		3,849,940
	ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.2%
24,000	Amphenol Corporation, Class A	4,231,680

	ENERGY EQUIPMENT & SERVICES - 1.2%
126,000	Halliburton Company	4,277,700

	EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.0%
80,500	National Retail Properties, Inc.	3,745,665

	FINANCIAL SERVICES - 1.8%
6,669	BlackRock, Inc.	6,412,644

	FOOD & STAPLES RETAILING - 1.9%
37,800	Sprouts Farmers Market, Inc.(a)	3,197,124
31,700	Walmart, Inc.	3,590,342
		6,787,466
	GAS & WATER UTILITIES - 0.9%
24,662	American Water Works Company, Inc.	3,245,026

	HEALTH CARE EQUIPMENT & SUPPLIES - 1.2%
11,000	Intuitive Surgical, Inc.(a)	4,374,480

	HOTELS & RESORTS - 1.0%
9,400	Marriott International, Inc., Class A	3,483,546

See accompanying notes which are an integral part of these financial statements.

WESMARK LARGE COMPANY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	HOUSEHOLD PRODUCTS - 1.3%
33,107	Procter & Gamble Co. (The)	$4,854,810

	INTERACTIVE MEDIA & SERVICES - 8.8%
69,000	Amazon.com, Inc.(a)	16,445,460
20,300	Meta Platforms, Inc., Class A	11,434,787
58,300	Netflix, Inc.(a)	4,162,620
		32,042,867
	INTERNET MEDIA & SERVICES - 6.7%
67,860	Alphabet, Inc., Class A	24,251,129

	INTERNET SOFTWARE & SERVICES - 1.8%
27,600	Shopify, Inc., Class A(a)	3,151,368
7,426	Spotify Technology S.A.(a)	3,409,499
		6,560,867
	LIFE SCIENCES TOOLS & SERVICES - 1.6%
11,829	Thermo Fisher Scientific, Inc.	5,930,587

	MACHINERY - 4.5%
10,164	Deere & Company	6,447,330
22,400	Dover Corporation	5,023,872
5,450	Parker-Hannifin Corporation	5,330,754
		16,801,956
	METALS & MINING - 1.0%
60,000	Freeport-McMoRan, Inc.	3,773,400

	MULTI-UTILITIES - 0.9%
72,300	NiSource, Inc.	3,437,865

	OIL & GAS EXPLORATION & PRODUCTION - 1.7%
16,800	Chevron Corp.	2,784,768
19,000	Diamondback Energy, Inc.	3,339,820
		6,124,588

See accompanying notes which are an integral part of these financial statements.

WESMARK LARGE COMPANY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	PASSENGER TRANSPORTATION - 1.1%
56,800	Uber Technologies, Inc.(a)	$4,098,688

	PHARMACEUTICALS - 1.9%
5,700	Eli Lilly & Co.	6,836,751

	RESTAURANTS - 0.8%
39,100	Cava Group, Inc.(a)	3,068,568

	SEMICONDUCTORS - 16.8%
23,268	Advanced Micro Devices, Inc.(a)	13,516,614
22,840	Broadcom, Inc.	8,627,810
29,992	Marvell Technology, Inc.	8,934,317
8,700	Micron Technology, Inc.	10,042,323
99,304	NVIDIA Corp.	19,869,738
		60,990,802
	SOFTWARE - 7.2%
87,000	Figma, Inc., Class A(a)	1,573,830
51,564	Microsoft Corp.	19,234,404
14,000	Oracle Corporation	2,051,700
13,000	Snowflake, Inc., Class A(a)	3,308,500
		26,168,434
	TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 6.0%
75,500	Apple, Inc.	21,846,680

	TRANSPORTATION & LOGISTICS - 0.5%
7,200	Union Pacific Corporation	1,958,400

	UTILITY COMPANY - 1.0%
27,800	Duke Energy Corporation	3,518,924

	TOTAL COMMON STOCKS (Cost $172,344,590)	358,040,450

See accompanying notes which are an integral part of these financial statements.

WESMARK LARGE COMPANY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENT — 0.3%
	MONEY MARKET FUND - 0.3%
980,267	Federated Hermes Government Obligations Fund, 3.54% (Cost $980,267)(b)	$980,267

	TOTAL INVESTMENTS - 98.6% (Cost $173,324,857)	$359,020,717
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.4%	4,964,937
	NET ASSETS - 100.0%	$363,985,654

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2026.

See accompanying notes which are an integral part of these financial statements.

WESMARK BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 62.7%
	AEROSPACE & DEFENSE - 0.8%
2,800	L3Harris Technologies, Inc.	$813,652

	ASSET MANAGEMENT - 0.7%
19,000	TPG, Inc.	770,450

	BANKS - 6.4%
14,000	Bank of America Corporation	797,720
8,709	JPMorgan Chase & Co.	2,850,716
5,225	PNC Financial Services Group, Inc. (The)	1,286,500
26,809	U.S. Bancorp	1,619,264
		6,554,200
	BEVERAGES - 1.1%
8,636	PepsiCo, Inc.	1,169,314

	BIOTECHNOLOGY - 2.5%
10,150	AbbVie, Inc.	2,554,146

	BUILDING PRODUCTS - 0.7%
10,500	Carrier Global Corporation	770,175

	CABLE & SATELLITE - 0.8%
33,000	Comcast Corp., Class A	810,150

	CAPITAL MARKETS - 2.3%
7,600	Charles Schwab Corp. (The)	701,252
1,700	Goldman Sachs Group, Inc. (The)	1,719,329
		2,420,581
	COMMUNICATIONS EQUIPMENT - 3.0%
26,400	Cisco Systems, Inc.	3,100,944

See accompanying notes which are an integral part of these financial statements.

WESMARK BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 62.7% (Continued)
	ELECTRIC UTILITIES - 0.9%
14,099	Dominion Energy, Inc.	$962,821

	ELECTRICAL EQUIPMENT - 0.9%
2,100	Eaton Corp., PLC	894,852

	EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.7%
4,900	Mid-America Apartment Communities, Inc.	680,806

	FOOD & STAPLES RETAILING - 1.9%
16,487	Walmart, Inc.	1,867,318

	FOOD PRODUCTS - 0.5%
40,500	Conagra Brands, Inc.	545,130

	INTERACTIVE MEDIA & SERVICES - 2.4%
3,470	Meta Platforms, Inc., Class A	1,954,616
7,800	Netflix, Inc.(a)	556,920
		2,511,536
	INTERNET & DIRECT MARKETING RETAIL - 1.3%
5,500	Amazon.com, Inc.(a)	1,310,870

	INTERNET MEDIA & SERVICES - 2.9%
8,300	Alphabet, Inc., Class A	2,966,171

	IT SERVICES - 1.2%
4,400	International Business Machines Corporation	1,237,324

	MACHINERY - 4.1%
2,400	Caterpillar, Inc.	2,555,760
1,599	Deere & Company	1,014,294
6,000	Xylem, Inc.	709,260
		4,279,314

See accompanying notes which are an integral part of these financial statements.

WESMARK BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 62.7% (Continued)
	METALS & MINING - 0.9%
15,000	Freeport-McMoRan, Inc.	$943,350

	OIL & GAS EXPLORATION & PRODUCTION - 3.0%
13,163	Chevron Corp.	2,181,899
7,299	EOG Resources, Inc.	946,899
		3,128,798
	PHARMACEUTICALS - 4.6%
1,721	Eli Lilly & Co.	2,064,219
4,600	Johnson & Johnson	1,168,262
12,456	Merck & Co., Inc.	1,600,596
		4,833,077
	REAL ESTATE INVESTMENT TRUSTS - 1.1%
2,600	American Tower Corp.	425,282
4,400	Digital Realty Trust, Inc.	790,152
		1,215,434
	SEMICONDUCTORS - 3.0%
3,600	Marvell Technology, Inc.	1,072,404
7,000	Texas Instruments, Inc.	2,086,490
		3,158,894
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.0%
1,700	Broadcom, Inc.	642,175
1,300	Micron Technology, Inc.	1,500,577
		2,142,752
	SOFTWARE - 3.0%
7,440	Microsoft Corp.	2,775,269
2,500	Oracle Corporation	366,375
		3,141,644
	SPECIALTY RETAIL - 3.2%
4,314	Dick’s Sporting Goods, Inc.	978,458
7,773	Lowe’s Cos., Inc.	1,713,869
4,200	TJX Cos., Inc. (The)	636,300
		3,328,627

See accompanying notes which are an integral part of these financial statements.

WESMARK BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 62.7% (Continued)
	TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 5.0%
17,411	Apple, Inc.	$5,038,046

	TECHNOLOGY SERVICES - 0.6%
14,500	PayPal Holdings, Inc.	626,110

	UTILITY COMPANY - 1.2%
9,886	Duke Energy Corporation	1,251,370

	TOTAL COMMON STOCKS (Cost $33,544,313)	65,027,856

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity
	CORPORATE BONDS — 22.5%
	ASSET MANAGEMENT — 0.7%
250,000	Blackrock Inc		2.4000	04/30/30	231,550
500,000	Charles Schwab Corporation (The)(b)	SOFRRATE + 250.000%	5.8530	05/19/34	522,649
					754,199
	AUTOMOTIVE — 0.5%
550,000	American Honda Finance Corp		1.8000	01/13/31	482,420

	BANKING — 1.1%
500,000	Morgan Stanley Private Bank(b)	SOFRRATE + 108.000%	4.7340	07/18/31	497,854
150,000	PNC Bank National Association		2.7000	10/22/29	140,974
500,000	PNC Financial Services Group Inc/The(b)		6.8750	10/20/34	552,213
					1,191,041
	BIOTECH & PHARMA — 0.9%
500,000	AbbVie Inc(c)		3.2000	11/21/29	478,867
175,000	Abbvie, Inc.		4.5500	03/15/35	169,787
139,684	Bristol-Myers Squibb Company		3.9000	02/20/28	138,964
175,000	GlaxoSmithKline Capital, Inc.		6.3750	05/15/38	192,745
					980,363
	COMMERCIAL SUPPORT SERVICES — 0.5%
500,000	Republic Services Inc		5.7000	05/15/41	517,781

See accompanying notes which are an integral part of these financial statements.

WESMARK BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 22.5% (Continued)
	DIVERSIFIED INDUSTRIALS — 1.0%
500,000	3M Company	3.3750	03/01/29	$485,657
175,000	Honeywell International Inc	5.7000	03/15/37	183,950
500,000	Honeywell International, Inc.	4.5000	01/15/34	488,668
				1,158,275
	ELECTRIC UTILITIES — 2.4%
500,000	CenterPoint Energy Houston Electric LLC	4.4500	10/01/32	490,795
500,000	Duke Energy Carolinas LLC	4.8500	03/15/30	504,675
500,000	National Rural Utilities Cooperative Finance Corp.	5.0000	02/07/31	506,892
500,000	Nextera Energy Capital Holding, Inc.	3.5500	05/01/27	496,812
500,000	Wisconsin Electric Power	4.7500	09/30/32	501,599
				2,500,773
	ENGINEERING & CONSTRUCTION — 1.0%
500,000	Jacobs Engineering Group, Inc.	5.9000	03/01/33	516,088
500,000	Quanta Services Inc	5.1000	08/09/35	497,203
				1,013,291
	ENTERTAINMENT CONTENT — 0.5%
500,000	Activison Blizzard, Inc.	3.4000	09/15/26	498,320

	FOOD & STAPLES RETAILING — 0.5%
500,000	Wal-Mart Stores, Inc.	5.2500	09/01/35	516,466

	INSURANCE — 2.8%
500,000	Berkshire Hathaway Finance Corporation	2.8750	03/15/32	462,304
400,000	Marsh & McLennan Cos Inc	2.3750	12/15/31	354,527
500,000	MetLife Inc	5.8750	02/06/41	519,873
500,000	Mutual of Omaha Cos Global Funding(c)	5.0000	04/01/30	503,742
500,000	Progressive Corporation (The)	4.9500	06/15/33	504,448
500,000	Protective Life Corp.(c)	5.3500	12/15/35	491,611
				2,836,505
	INTERNET MEDIA & SERVICES — 0.2%
250,000	Expedia, Inc.	3.8000	02/15/28	246,894

See accompanying notes which are an integral part of these financial statements.

WESMARK BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 22.5% (Continued)
	LEISURE FACILITIES & SERVICES — 0.5%
500,000	Marriott International Series KK	4.9000	04/15/29	$504,277

	MACHINERY — 1.0%
500,000	Caterpillar Financial Services Corp	3.6000	08/12/27	496,699
500,000	Ingersoll Rand, Inc.	5.7000	08/14/33	520,190
				1,016,889
	MEDICAL EQUIPMENT & DEVICES — 0.5%
500,000	GE HealthCare Technologies, Inc.	5.6500	11/15/27	507,382

	OIL & GAS PRODUCERS — 1.2%
500,000	Marathon Oil Corporation	6.6000	10/01/37	513,515
500,000	ONEOK Inc	5.8000	11/01/30	517,621
250,000	Phillips 66	4.6500	11/15/34	242,354
				1,273,490
	REAL ESTATE INVESTMENT TRUSTS — 1.0%
500,000	Prologis Targeted US Logistics Fund LP(c)	5.2500	04/01/29	507,154
500,000	Prologis Targeted US Logistics Fund LP(c)	4.7500	01/15/36	479,691
				986,845
	RENEWABLE ENERGY — 1.0%
500,000	Duke Energy Corporation	4.3000	03/15/28	498,342
500,000	NextEra Energy Capital Holdings Inc	5.0000	07/15/32	502,697
				1,001,039
	RETAIL - CONSUMER STAPLES — 1.1%
250,000	Dollar Tree, Inc.	4.2000	05/15/28	248,149
500,000	Target Corp	4.4000	01/15/33	494,254
500,000	Walmart, Inc.	3.9500	06/28/38	459,439
				1,201,842
	RETAIL - DISCRETIONARY — 0.7%
175,000	Home Depot, Inc. (The)	5.8750	12/16/36	186,397
500,000	O’Reilly Automotive, Inc.	4.3500	06/01/28	498,264
				684,661
	SEMICONDUCTORS — 0.5%
500,000	Broadcom, Inc.	5.2000	04/15/32	509,619

See accompanying notes which are an integral part of these financial statements.

WESMARK BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 22.5% (Continued)
	SOFTWARE — 0.5%
500,000	Oracle Corporation	5.2500	02/03/32	$493,049

	TECHNOLOGY HARDWARE — 0.4%
500,000	Dell International LLC / EMC Corp.	5.7500	02/01/33	519,764

	TECHNOLOGY SERVICES — 0.5%
500,000	PayPal Holdings, Inc.	4.4000	06/01/32	486,719

	TRANSPORTATION & LOGISTICS — 1.0%
500,000	American Express Company	5.0430	05/01/34	500,976
500,000	FedEx Corp(c)	4.2500	05/15/30	492,855
				993,831
	TRANSPORTATION EQUIPMENT — 0.5%
500,000	PACCAR Financial Corp	4.4500	08/06/27	501,939

	TOTAL CORPORATE BONDS (Cost $23,421,497)			23,377,674

	MUNICIPAL BONDS — 1.8%
	HIGHER EDUCATION — 0.6%
575,000	Marshall University	3.1770	05/01/29	554,765

	LOCAL AUTHORITY — 0.4%
450,000	Commonwealth Financing Authority	4.0140	06/01/33	435,046

	SCHOOL DISTRICT — 0.3%
135,000	Belding Area Schools	6.7000	05/01/27	135,299
200,000	Charter Oak Unified School District	2.6810	08/01/36	165,142
				300,441

See accompanying notes which are an integral part of these financial statements.

WESMARK BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	MUNICIPAL BONDS — 1.8% (Continued)
	TAX INCREMENT FINANCING — 0.5%
540,000	Columbus-Franklin County Finance Authority	4.4900	11/15/32	$531,160
	TOTAL MUNICIPAL BONDS (Cost $1,900,181)			1,821,412

	U.S. GOVERNMENT & AGENCIES — 11.1%
	AGENCY MBS OTHER — 2.1%
536,817	Fannie Mae Pool AM6756	3.5700	10/01/29	524,576
104,442	Fannie Mae Pool MA3621	3.5000	03/01/39	99,540
41,890	Fannie Mae Pool BN4896	4.0000	01/01/49	39,702
94,551	Fannie Mae Pool MA3592	4.0000	02/01/49	89,733
269,602	Fannie Mae Pool BP4338(b)	5.6360	03/01/49	278,987
369,903	Fannie Mae Pool MA4841	5.0000	12/01/52	366,535
24,539	Freddie Mac Gold Pool G18527	3.0000	10/01/29	24,075
143,639	Freddie Mac Gold Pool G18707	3.5000	09/01/33	140,170
317,826	Government National Mortgage Association Series 126 DA	3.5000	01/20/48	300,974
134,930	Small Business Administration Pools 510136(b)	4.2500	01/25/42	135,683
137,399	Small Business Administration Pools 509913(b)	4.1500	07/25/42	136,774
				2,136,749
	FEDERAL HOME LOAN MORTGAGE CORPORATION — 0.1%
72,402	FHLMC Series 4517 Class PC	2.5000	05/15/44	69,719

	GOVERNMENT SPONSORED — 2.6%
750,000	Federal Home Loan Banks	4.6250	11/17/26	751,813
2,000,000	Federal Home Loan Banks	4.7300	01/28/37	1,985,814
				2,737,627
	U.S. TREASURY BONDS — 5.8%
500,000	U.S. Treasury Bonds	3.5000	02/15/39	450,117
500,000	U.S. Treasury Notes	2.8750	08/15/28	487,061
500,000	U.S. Treasury Notes	4.1250	11/15/32	495,605
150,000	U.S. Treasury Notes	4.7500	02/15/37	154,266
100,000	United States Treasury Note	3.8750	11/30/27	99,615
750,000	United States Treasury Note	3.5000	01/31/30	733,242
500,000	United States Treasury Note B	4.1250	08/31/30	498,672

See accompanying notes which are an integral part of these financial statements.

WESMARK BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 11.1% (Continued)
	U.S. TREASURY BONDS — 5.8% (Continued)
1,500,000	United States Treasury Note	4.2500	08/15/35	$1,481,075
150,000	United States Treasury Note	4.5000	02/15/36	151,904
1,500,000	United States Treasury Note/Bond	3.6250	09/30/30	1,467,071
				6,018,628
	U.S. TREASURY INFLATION PROTECTED — 0.5%
500,000	United States Treasury Inflation Indexed Bonds	1.6250	10/15/29	525,640

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $11,707,180)			11,488,363

	SHORT-TERM INVESTMENT — 0.5%
	MONEY MARKET FUND - 0.5%
509,863	Federated Hermes Government Obligations Fund, 3.54% (Cost $509,863)(d)			509,863

	TOTAL INVESTMENTS - 98.6% (Cost $71,083,034)			$102,225,168
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.4%			1,456,917
	NET ASSETS - 100.0%			$103,682,085

(a)	Non-income producing security.

(b)	Variable rate security; the rate shown represents the rate on June 30, 2026.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026 the total market value of 144A securities is 2,953,920 or 2.8% of net assets.

(d)	Rate disclosed is the seven day effective yield as of June 30, 2026.

See accompanying notes which are an integral part of these financial statements.

WESMARK GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 3.7%
	AGENCY CMBS — 1.6%
3,000,000	Freddie Mac Multifamily Series K154 A3	3.4590	11/25/32	$2,824,098

	COLLATERALIZED MORTGAGE OBLIGATIONS — 1.1%
1,984,375	Government National Mortgage Association Series 44 GK	3.5000	10/20/52	1,901,248

	WHOLE BUSINESS — 1.0%
997,132	United States Small Business Series 20H 1	3.5800	08/01/38	956,304
822,523	United States Small Business Administration Series 20D 1	1.5400	04/01/41	689,714
				1,646,018
	TOTAL ASSET BACKED SECURITIES (Cost $6,404,544)			6,371,364

	COLLATERALIZED MORTGAGE OBLIGATIONS — 21.5%
357,626	Fannie Mae REMIC Trust 2003-W18 Series W18 2A(a)	5.1880	10/25/49	358,058
453,874	Fannie Mae REMIC Trust 2004-W14 Series W14 1AF	4.1420	07/25/44	442,516
2,496,548	Fannie Mae REMICS Series 6 BV	5.5000	02/25/35	2,513,762
1,806,606	Fannie Mae REMICS Series 76 D	5.5000	08/25/45	1,818,575
627,892	Fannie Mae REMICS Series 90 DA	3.0000	08/25/46	555,588
2,069,750	Fannie Mae REMICS Series 83 DA	6.0000	01/25/48	2,090,772
364,926	Fannie Mae REMICS Series 74 LB	3.0000	10/25/49	331,640
2,358,233	Federal Home Loan Mortgage Corporation SD8363	6.0000	09/01/53	2,414,035
1,237,950	Freddie Mac REMICS Series 5374 AV	5.5000	11/25/34	1,244,463
1,789,369	Freddie Mac REMICS Series 5495 VD	5.0000	11/25/35	1,781,761
2,678,982	Freddie Mac REMICS Series 5497 VA	5.0000	12/25/35	2,656,819
2,605,549	Freddie Mac REMICS Series 5386 CV	5.5000	02/25/37	2,627,645
476,158	Freddie Mac REMICS Series 4629 QG	2.5000	11/15/46	412,024
621,471	Freddie Mac REMICS Series 5227 JW	4.0000	01/25/49	600,053
1,400,604	Freddie Mac REMICS Series 5088 HC	0.7500	10/25/50	1,010,172
3,395,116	Freddie Mac REMICS Series 5020 TP	2.0000	10/25/50	2,693,658
597,481	Freddie Mac REMICS Series 5417 E	5.5000	12/25/50	600,159
1,817,508	Freddie Mac REMICS Series 5058 TJ	2.0000	01/25/51	1,434,711
1,395,147	Freddie Mac Strips Series 330 F4(a)	4.1180	10/15/37	1,381,452

See accompanying notes which are an integral part of these financial statements.

WESMARK GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal			Coupon Rate
Amount ($)			(%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 21.5% (Continued)
149,090	Freddie Mac Structured Pass-Through Certificates Series 55 1A3A		4.1420	03/25/43	$148,682
434,253	Government National Mortgage Association Series 59 FL		4.2540	05/20/40	432,514
322,994	Government National Mortgage Association Series 38 KA		1.2500	02/20/42	297,274
5,405,888	Government National Mortgage Association Series 39 AE		1.7500	01/20/43	4,893,236
1,525,958	Government National Mortgage Association Series 155 PE		1.5000	09/20/51	1,313,496
5,000,000	Government National Mortgage Association Series 203 B		2.0000	04/16/62	3,031,633
					37,084,698
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $39,893,182)				37,084,698

	CORPORATE BONDS — 11.7%
	BANKING — 7.9%
1,000,000	Associated Banc-Corp.		6.4550	08/29/30	1,029,416
1,000,000	Comerica Inc		4.0000	02/01/29	982,835
5,000,000	FIRST TENNESSEE BANK		5.7500	05/01/30	5,079,063
2,000,000	FNB Corporation		5.7220	12/11/30	2,016,734
1,000,000	KeyCorporation		2.2500	04/06/27	983,739
1,000,000	PNC Financial Services(b)		6.0370	10/28/33	1,054,114
500,000	PNC Financial Services Group(b)	SOFR + 1.730%	6.6150	10/20/27	503,186
1,000,000	US Bancorp(b)		4.8390	02/01/34	986,993
1,000,000	Wintrust Financial Corporation		4.8500	06/06/29	995,529
					13,631,609
	BIOTECH & PHARMA — 1.2%
2,000,000	Amgen, Inc.		5.2500	03/02/33	2,035,828

	INSTITUTIONAL FINANCIAL SERVICES — 0.3%
500,000	Morgan Stanley Series F(b)	SOFR + 2.620%	5.2970	04/20/37	498,120

	OIL & GAS PRODUCERS — 0.6%
1,000,000	Kinder Morgan, Inc.		5.2000	06/01/33	1,014,008

	RETAIL - DISCRETIONARY — 1.7%
2,000,000	AutoZone, Inc.		4.7500	02/01/33	1,970,095

See accompanying notes which are an integral part of these financial statements.

WESMARK GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 11.7% (Continued)
	RETAIL - DISCRETIONARY — 1.7% (Continued)
1,000,000	Genuine Parts Co Sr Nt		4.9500	08/15/29	$997,835
					2,967,930
	TOTAL CORPORATE BONDS (Cost $19,644,872)				20,147,495

	MUNICIPAL BOND — 0.6%
	APPROPRIATION — 0.6%
1,000,000	Wheeling Municipal Building Commission		5.5580	08/01/37	1,011,181

	TOTAL MUNICIPAL BOND (Cost $1,000,000)				1,011,181

	U.S. GOVERNMENT & AGENCIES — 58.7%
	AGENCY FIXED RATE — 1.0%
1,630,143	Fannie Mae Pool FA1361		5.5000	04/01/55	1,662,682

	AGENCY MBS OTHER — 36.9%
3,128,089	Fannie Mae Pool AN0897		3.4400	02/01/32	2,971,182
1,991,424	Fannie Mae Pool BM7239		4.5000	02/01/41	1,961,344
1,499,868	Fannie Mae Pool MA4715		4.5000	07/01/42	1,470,575
3,069,660	Fannie Mae Pool MA4780		4.5000	10/01/42	3,018,752
3,193,221	Fannie Mae Pool MA4801		4.5000	11/01/42	3,140,832
3,998,642	Fannie Mae Pool FA3075		3.5000	12/01/42	3,709,476
1,505,020	Fannie Mae Pool MA4865		4.5000	01/01/43	1,480,445
1,371,659	Fannie Mae Pool MA4904		5.5000	01/01/43	1,378,467
1,515,836	Fannie Mae Pool MA2711		3.0000	08/01/46	1,335,988
761,641	Fannie Mae Pool CB2212		1.7450	11/01/51	687,149
3,690,451	Fannie Mae Pool MA4626		4.0000	06/01/52	3,466,112
3,665,854	Fannie Mae Pool MA4656		4.5000	07/01/52	3,538,057
2,066,400	Fannie Mae Pool MA4807		5.5000	11/01/52	2,095,537
1,780,873	Fannie Mae Pool MA4847		6.0000	11/01/52	1,833,960
1,078,608	Freddie Mac Non Gold Pool		3.1280	05/01/52	1,010,992
1,630,984	Freddie Mac Non Gold Pool 841733		2.0850	06/01/52	1,557,502

See accompanying notes which are an integral part of these financial statements.

WESMARK GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 58.7% (Continued)
	AGENCY MBS OTHER — 36.9% (Continued)
2,000,000	Freddie Mac Pool WN2734	4.1500	07/01/32	$1,956,222
2,000,000	Freddie Mac Pool WN2707	4.2600	07/01/32	1,966,624
904,205	Freddie Mac Pool QA6315	3.5000	01/01/50	830,496
3,740,946	Freddie Mac Pool SD8222	4.0000	06/01/52	3,507,451
2,366,841	Freddie Mac Pool SD8265	4.0000	11/01/52	2,219,671
3,778,952	Freddie Mac Pool SD8299	5.0000	02/01/53	3,742,991
718,704	Freddie Mac Pool SD8362	5.5000	09/01/53	726,457
2,154,698	Ginnie Mae II Pool MA8192	4.0000	08/20/52	1,981,332
1,650,875	Ginnie Mae II Pool MA8419	5.5000	11/20/52	1,651,370
986,807	Ginnie Mae II Pool MA8481	5.5000	12/20/52	987,102
1,885,881	Ginnie Mae II Pool MB0565	4.5000	08/01/55	1,869,689
3,777,904	UMBS Freddie Mac Pool SD8257	4.5000	10/01/52	3,651,440
3,799,762	UMBS Freddie Mac Pool SD8288	5.0000	01/01/53	3,764,388
				63,511,603
	GOVERNMENT SPONSORED — 2.3%
2,000,000	Federal Farm Credit Banks Funding Corp	3.7300	10/22/32	1,915,746
2,000,000	Federal Farm Credit Banks Funding Corporation	4.0000	02/09/33	1,956,370
				3,872,116
	U.S. TREASURY BONDS — 18.5%
2,500,000	U. S. Treasury Strips(c)	—	08/15/43	1,052,660
1,000,000	U.S. Treasury Bonds	1.1250	08/15/40	626,738
3,000,000	U.S. Treasury Notes	2.8750	05/15/28	2,931,152
2,500,000	U.S. Treasury Notes	2.8750	08/15/28	2,435,303
2,000,000	U.S. Treasury Notes	1.5000	02/15/30	1,822,344
2,275,000	U.S. Treasury Strips(c)	—	08/15/41	1,079,022
1,000,000	United States Treasury Note	3.8750	12/31/27	995,859
2,500,000	United States Treasury Note	2.7500	05/31/29	2,404,346
2,000,000	United States Treasury Note	0.6250	08/15/30	1,732,305
2,200,000	United States Treasury Strip Coupon(c)	—	02/15/40	1,142,639
2,150,000	United States Treasury Strip Coupon(c)	—	05/15/40	1,100,362
2,200,000	United States Treasury Strip Coupon(c)	—	11/15/40	1,090,606
2,300,000	United States Treasury Strip Coupon(c)	—	02/15/41	1,123,024
2,200,000	United States Treasury Strip Coupon(c)	—	05/15/41	1,058,882
2,400,000	United States Treasury Strip Coupon(c)	—	11/15/42	1,056,485

See accompanying notes which are an integral part of these financial statements.

WESMARK GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 58.7% (Continued)
	U.S. TREASURY BONDS — 18.5% (Continued)
2,320,000	United States Treasury Strip Coupon(c)	—	02/15/43	$1,006,658
3,000,000	United States Treasury Strip Coupon(c)	—	05/15/43	1,282,616
2,500,000	United States Treasury Strip Coupon(c)	—	11/15/43	1,037,567
2,440,000	United States Treasury Strip Coupon(c)	—	02/15/44	997,352
2,475,000	United States Treasury Strip Coupon(c)	—	05/15/44	997,304
2,700,000	United States Treasury Strip Coupon(c)	—	08/15/44	1,071,969
2,700,000	United States Treasury Strip Coupon(c)	—	11/15/44	1,057,371
5,000,000	United States Treasury Strip Coupon(c)	—	02/15/51	1,422,597
5,000,000	United States Treasury Strip Coupon(c)	—	02/15/52	1,357,094
				31,882,255
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $103,226,781)			100,928,656

Shares				Fair Value
	SHORT-TERM INVESTMENT — 0.5%
	MONEY MARKET FUND - 0.5%
840,051	Federated Hermes Government Obligations Fund, 3.54% (Cost $840,051)(d)			840,051

	TOTAL INVESTMENTS - 96.7% (Cost $171,009,430)			$166,383,445
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.3%			5,704,956
	NET ASSETS - 100.0%			$172,088,401

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(b)	Variable rate security; the rate shown represents the rate on June 30, 2026.

(c)	Zero coupon bond.

(d)	Rate disclosed is the seven day effective yield as of June 30, 2026.

See accompanying notes which are an integral part of these financial statements.

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 0.6%
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.6%
530,000	Omro School District	4.0000	03/01/44	$512,822

	TOTAL ASSET BACKED SECURITIES (Cost $509,167)			512,822

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	MUNICIPAL BONDS — 95.0%
	APPROPRIATION — 21.1%
580,000	Berkeley County Building Commission	2.0000	06/01/35	494,129
750,000	Berkeley County Building Commission	2.0000	06/01/40	553,646
400,000	Berkeley County Building Commission	4.0000	06/01/40	400,820
265,000	City of Buckhannon WV	3.7000	12/01/28	259,777
680,000	Fayette County Board of Education/WV	2.0000	10/01/27	662,294
545,000	Fayette County Board of Education/WV	2.2500	10/01/30	500,838
500,000	Fayette County Board of Education/WV	2.0000	10/01/31	446,162
640,000	Fayette County Board of Education/WV	2.2500	10/01/32	564,682
565,000	Fayette County Board of Education/WV	2.5000	10/01/33	501,201
355,000	Hampshire County Building Commission	3.0000	01/01/29	340,673
380,000	Hampshire County Building Commission	3.0000	01/01/31	352,307
1,660,000	Hampshire County Building Commission	4.2500	01/01/35	1,660,152
1,000,000	Harrison County Building Commission	3.5000	10/01/35	920,157
1,000,000	Jefferson County Building Commission	4.8750	07/01/45	1,034,151
900,000	Jefferson County School District Finance Corp	3.0000	12/01/35	860,859
900,000	Kanawha County Public Building Commission	4.0000	12/01/39	905,444
850,000	Lewis County Building Commission	4.7500	02/01/38	866,169
2,320,000	Monongalia County Building Commission	2.0000	02/01/34	1,997,004
1,030,000	Moundsville Building Commission	4.0000	08/01/37	1,039,496
700,000	Parkersburg Municipal Building Commission	4.2500	11/01/44	691,559
500,000	Putnam County Building Commission	4.0000	05/01/37	508,294
500,000	West Virginia Commissioner of Highways	5.0000	09/01/29	513,670
1,350,000	West Virginia Economic Development Authority	4.7500	08/01/29	1,352,302
310,000	West Virginia Economic Development Authority	3.5000	06/01/30	310,116
670,000	West Virginia Economic Development Authority	3.5000	06/01/30	670,252

See accompanying notes which are an integral part of these financial statements.

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	MUNICIPAL BONDS — 95.0% (Continued)
	APPROPRIATION — 21.1% (Continued)
355,000	West Virginia Economic Development Authority	3.5000	06/01/30	$355,133
				18,761,287
	BOND BANK — 1.2%
500,000	West Virginia Water Development Authority	5.0000	10/01/32	502,439
500,000	West Virginia Water Development Authority	4.0000	10/01/41	500,071
				1,002,510
	COUNTY — 1.2%
1,000,000	COLORADO HSG & FIN AUTH MULTIFAMILY TAX-EXEMPT	4.4800	03/01/44	1,021,216

	HIGHER EDUCATION — 2.1%
400,000	West Virginia Higher Education Policy Commission	3.6000	04/01/27	400,081
100,000	West Virginia Higher Education Policy Commission	4.0000	04/01/34	100,003
335,000	West Virginia University	5.2500	04/01/28	342,849
1,000,000	West Virginia University	4.0000	10/01/37	1,010,617
				1,853,550
	HOSPITALS — 5.0%
1,000,000	Bexar County Hospital District	4.0000	02/15/43	983,611
230,000	Monongalia County Building Commission	4.0000	07/01/35	227,590
1,000,000	West Virginia Hospital Finance Authority	4.0000	06/01/29	1,000,484
500,000	West Virginia Hospital Finance Authority	4.0000	06/01/34	500,072
1,000,000	West Virginia Hospital Finance Authority	5.2500	06/01/43	1,097,586
595,000	West Virginia Hospital Finance Authority	5.2500	06/01/45	639,945
				4,449,288
	MULTI-FAMILY HOUSING — 1.7%
500,000	Mesquite Housing Finance Corp/The	4.5300	02/01/44	506,288
1,000,000	New York State Housing Finance Agency	4.8000	11/01/51	1,013,306
				1,519,594
	OTHER — 2.9%
500,000	West Virginia Economic Development Authority	3.0000	06/15/31	498,938
1,000,000	West Virginia Economic Development Authority	5.0000	07/01/32	1,020,797
515,000	West Virginia Lottery Excess Lottery Revenue	5.0000	07/01/26	515,000
535,000	West Virginia Lottery Excess Lottery Revenue	5.0000	07/01/27	535,983
				2,570,718
	PRIMARY AND SECONDARY EDUCATION — 2.2%
1,040,000	Anderson-Shiro Consolidated Ind School District	4.0000	02/15/46	997,328

See accompanying notes which are an integral part of these financial statements.

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	MUNICIPAL BONDS — 95.0% (Continued)
	PRIMARY AND SECONDARY EDUCATION — 2.2% (Continued)
1,000,000	Clark County School District	4.0000	06/15/42	$997,327
				1,994,655
	SALES TAX — 0.5%
450,000	County of Ohio WV Special District	5.0000	06/01/30	482,104

	SCHOOL DISTRICT — 9.6%
1,000,000	El Paso Independent School District	4.0000	08/15/48	951,677
2,265,000	Hancock County Board of Education	3.2500	05/01/36	2,250,527
3,000,000	Ohio County Board of Education	3.0000	06/01/33	2,915,329
500,000	Pewitt Consolidated Independent School District	4.0000	02/15/53	457,847
800,000	Prosper Independent School District	4.0000	02/15/52	742,047
700,000	Wood County Board of Education	4.0000	06/01/38	711,384
500,000	Wyoming County Board of Education	4.0000	06/01/39	506,090
				8,534,901
	SINGLE-FAMILY HOUSING — 14.8%
1,000,000	Columbus-Franklin County Finance Authority	4.8200	11/01/43	1,057,413
1,000,000	Pennsylvania Housing Finance Agency	4.6250	10/01/45	1,018,289
500,000	West Virginia Housing Development Fund	3.4500	05/01/30	505,198
150,000	West Virginia Housing Development Fund	5.0000	11/01/31	165,750
500,000	West Virginia Housing Development Fund	2.0000	11/01/32	446,025
500,000	West Virginia Housing Development Fund	3.4500	11/01/33	499,156
1,000,000	West Virginia Housing Development Fund	4.1000	11/01/33	1,039,169
370,000	West Virginia Housing Development Fund	3.8500	11/01/34	371,594
500,000	West Virginia Housing Development Fund	4.3750	05/01/35	510,693
1,000,000	West Virginia Housing Development Fund	4.1500	11/01/38	999,631
1,500,000	West Virginia Housing Development Fund	4.1500	11/01/38	1,499,445
1,000,000	West Virginia Housing Development Fund	4.0000	11/01/39	1,002,396
500,000	West Virginia Housing Development Fund	4.4500	11/01/43	506,497
1,000,000	West Virginia Housing Development Fund	4.3000	11/01/44	1,012,356
500,000	West Virginia Housing Development Fund	4.7000	11/01/44	510,446
1,000,000	West Virginia Housing Development Fund	4.7500	11/01/45	1,023,341
750,000	West Virginia Housing Development Fund	5.0500	11/01/45	780,772
175,000	West Virginia Housing Development Fund	4.1000	11/01/47	167,925
				13,116,096

See accompanying notes which are an integral part of these financial statements.

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	MUNICIPAL BONDS — 95.0% (Continued)
	STATE — 3.4%
300,000	State of West Virginia	3.2500	06/01/33	$300,926
500,000	State of West Virginia	5.0000	06/01/35	519,378
1,000,000	State of West Virginia	5.0000	12/01/40	1,032,326
1,140,000	State of West Virginia	4.0000	12/01/42	1,140,976
				2,993,606
	WATER AND SEWER — 29.3%
380,000	Berkeley County Public Service District	4.5000	12/01/33	380,320
1,000,000	Berkeley County Public Service District	4.0000	12/01/39	1,020,153
1,000,000	Berkeley County Public Service District	4.2500	12/01/49	991,230
475,000	Berkeley County Public Service Sewer District	5.3000	03/01/29	475,730
1,000,000	Berkeley County Public Service Sewer District	4.2500	06/01/45	992,721
1,000,000	Berkeley County Public Service Sewer District	4.3750	06/01/49	972,651
595,000	City of Buckhannon WV Waterworks Revenue	4.0000	03/01/29	595,102
310,000	City of Charles Town WV Waterworks & Sewerage	4.0000	06/01/31	310,150
400,000	City of Charles Town WV Waterworks & Sewerage	2.2500	06/01/35	346,779
315,000	City of Charles Town WV Waterworks & Sewerage	3.0000	06/01/41	281,597
310,000	City of Charleston Sewerage System, Revenue	4.0000	07/01/31	310,252
275,000	City of Charleston WV Sewerage System Revenue	4.0000	07/01/32	275,184
710,000	City of Salem WV Sewer Revenue	4.0000	12/01/32	710,068
410,000	City of St Albans WV Combined Waterworks	4.0000	12/01/27	408,962
350,000	City of Wheeling WV Waterworks & Sewerage	5.0000	06/01/30	376,981
500,000	City of Wheeling WV Waterworks & Sewerage System	4.0000	06/01/35	512,512
500,000	City of Wheeling WV Waterworks & Sewerage System	4.0000	06/01/36	511,015
110,000	Claywood Park Public Service District WV	3.2000	11/01/29	106,344
225,000	Claywood Park Public Service District WV	3.4000	11/01/31	215,025
680,000	Claywood Park Public Service District WV	3.0000	11/01/41	585,399
950,000	Claywood Park Public Service District WV Wate	3.0000	11/01/36	894,180
750,000	Greenbrier Public Service District No 1	5.0000	10/01/37	805,153
1,910,000	Mason County Public Service District Water Revenue	3.0000	12/01/36	1,828,111
1,000,000	Morgantown Utility Board Inc	4.0000	12/01/29	1,004,632
1,000,000	Morgantown Utility Board Inc	4.0000	12/01/31	1,003,731
200,000	Morgantown Utility Board Inc	3.7500	10/01/32	200,041
500,000	Morgantown Utility Board Inc	3.2500	12/01/32	501,938
500,000	Morgantown Utility Board Inc	4.0000	12/01/34	516,265

See accompanying notes which are an integral part of these financial statements.

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	MUNICIPAL BONDS — 95.0% (Continued)
	WATER AND SEWER — 29.3% (Continued)
1,500,000	Morgantown Utility Board Inc	3.0000	12/01/40	$1,341,386
1,000,000	Putnam Public Service District	4.0000	12/01/39	954,027
1,150,000	Putnam Public Service District	3.0000	11/01/40	1,037,001
1,000,000	Putnam Public Service District	3.0000	04/01/41	891,843
1,000,000	Putnam Public Service District	3.0000	06/01/41	891,865
1,000,000	Putnam Public Service District	3.6250	12/01/45	845,077
1,000,000	Raleigh County Public Service District	3.0000	06/01/37	949,559
380,000	Shepherdstown Corp	3.3000	03/01/32	373,478
500,000	Texas Water Development Board	4.0000	10/15/44	497,663
1,000,000	West Virginia Water Development Authority	5.0000	07/01/34	1,143,162
				26,057,288
	TOTAL MUNICIPAL BONDS (Cost $85,937,208)			84,356,813

Shares		Fair Value
	SHORT-TERM INVESTMENT — 3.8%
	MONEY MARKET FUND - 3.8%
3,340,624	Federated Hermes Government Obligations Fund, 3.54% (Cost $3,340,624)(a)	3,340,624

	TOTAL INVESTMENTS - 99.4% (Cost $89,786,999)	$88,210,259
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%	547,975
	NET ASSETS - 100.0%	$88,758,234

(a)	Rate disclosed is the seven day effective yield as of June 30, 2026.

See accompanying notes which are an integral part of these financial statements.

WESMARK TACTICAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.1%
	COMMODITY - 12.6%
60,700	iShares Bloomberg Roll Select Commodity Strategy	$3,352,461
8,986	SPDR® Gold Shares(a)	3,310,263
		6,662,724
	EQUITY - 12.4%
7,593	iShares MSCI India Small-Cap ETF, USD Class	537,053
1,825	SPDR® S&P 500® ETF Trust	1,362,855
28,341	Vanguard Mega Cap Value ETF	4,632,337
		6,532,245
	EXCHANGE-TRADED FUNDS - 72.1%
11,200	Consumer Discretionary Select Sector SPDR Fund	1,313,536
11,000	Invesco S&P 500 Equal Weight ETF	2,340,470
17,000	iShares Core S&P Small-Cap ETF	2,521,270
75,652	iShares Core U.S. Aggregate Bond ETF	7,488,035
15,000	iShares Expanded Tech-Software Sector ETF	1,359,000
68,220	iShares iBoxx $ Investment Grade Corporate Bond ETF	7,440,755
55,613	Ishares Msci Acwi Index Fund	4,232,705
11,570	iShares Russell 2000 Index Fund	3,476,207
28,000	iShares U.S. Medical Devices ETF	1,383,480
37,400	Vanguard FTSE Emerging Markets ETF	2,232,406
34,300	Vanguard Short-Term Corporate Bond ETF	2,710,729
18,300	Vanguard® FTSE Europe ETF	1,620,281
		38,118,874
	FIXED INCOME - 1.0%
23,000	SPDR Portfolio High Yield Bond ETF	539,120

	TOTAL EXCHANGE-TRADED FUNDS (Cost $42,104,860)	51,852,963

See accompanying notes which are an integral part of these financial statements.

WESMARK TACTICAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENT — 1.4%
	MONEY MARKET FUND - 1.4%
737,768	Federated Hermes Government Obligations Fund, 3.54% (Cost $737,768)(b)	$737,768

	TOTAL INVESTMENTS - 99.5% (Cost $42,842,628)	$52,590,731
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	251,965
	NET ASSETS - 100.0%	$52,842,696

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2026.

See accompanying notes which are an integral part of these financial statements.

WesMark Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2026

	WesMark	WesMark	WesMark	WesMark	WesMark	WesMark
	Small Company	Large Company	Balanced	Government Bond	West Virginia	Tactical Opportunity
	Fund	Fund	Fund	Fund	Municipal Bond Fund	Fund
ASSETS
Investment securities:
Investments, At cost	$132,650,148	$173,324,857	$71,083,034	$171,009,430	$89,786,999	$42,842,628
Investments, At value	$186,142,194	$359,020,717	$102,225,168	$166,383,445	$88,210,259	$52,590,731
Dividends and interest receivable	182,754	74,128	466,094	821,154	689,405	4,450
Receivable for Fund shares sold	105,362	640,092	1,567,410	5,651,474	152,407	952,894
Receivable for investments sold	1,985,779	10,677,396	—	—	—	—
Prepaid expenses	19,031	26,419	15,377	28,978	14,580	15,098
TOTAL ASSETS	188,435,120	370,438,752	104,274,049	172,885,051	89,066,651	53,563,173

LIABILITIES
Payable for investments purchased	1,396,017	—	—	—	—	540,040
Distributions payable	—	—	—	503,367	178,895	—
Investment advisory fees payable	109,595	227,275	63,253	78,428	43,545	31,978
Payable for Fund shares repurchased	2,954,176	6,041,385	451,250	126,871	14,538	72,739
Audit fees payable	5,378	5,426	5,583	8,035	8,236	5,513
Payable to related parties	6,518	2,312	13,392	18,965	24,432	21,452
Custody fees payable	4,671	3,538	1,123	1,871	1,281	2,195
Transfer Agent fees Payable	8,556	13,655	7,571	7,873	—	7,972
Shareholder servicing fees payable	49,846	146,731	41,817	44,264	23,906	11,947
Accrued expenses and other liabilities	11,450	12,776	7,975	6,976	13,584	26,641
TOTAL LIABILITIES	4,546,207	6,453,098	591,964	796,650	308,417	720,477
NET ASSETS	$183,888,913	$363,985,654	$103,682,085	$172,088,401	$88,758,234	$52,842,696

Net Assets Consist Of:
Paid in capital	$95,276,010	$122,832,542	$65,773,785	$221,713,106	$91,637,342	$40,423,067
Accumulated earnings (deficit)	88,612,903	241,153,112	37,908,300	(49,624,705)	(2,879,108)	12,419,629
NET ASSETS	$183,888,913	$363,985,654	$103,682,085	$172,088,401	$88,758,234	$52,842,696

Net Asset Value Per Share:
Net Assets	$183,888,913	$363,985,654	$103,682,085	$172,088,401	$88,758,234	$52,842,696
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	10,092,072	14,716,274	7,119,674	21,825,951	8,868,239	3,903,862
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$18.22	$24.73	$14.56	$7.88	$10.01	$13.54

See accompanying notes which are an integral part of these financial statements.

WesMark Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2026

	WesMark	WesMark	WesMark	WesMark	WesMark	WesMark
	Small Company	Large Company	Balanced	Government Bond	West Virginia	Tactical Opportunity
	Fund	Fund	Fund	Fund	Municipal Bond Fund	Fund
INVESTMENT INCOME
Dividends	$721,463	$1,594,387	$1,223,746	$—	$—	$488,147
Interest	81,558	35,720	219,420	3,790,127	1,529,160	10,452
Less: Foreign withholding taxes	1,260	—	(1,557)	—	—	—
TOTAL INVESTMENT INCOME	804,281	1,630,107	1,441,609	3,790,127	1,529,160	498,599

EXPENSES
Investment advisory fees	606,753	1,273,210	375,178	503,489	261,037	191,366
Shareholder servicing fee	202,251	424,403	125,059	211,387	108,765	63,789
Administrative services	46,267	83,762	37,785	61,498	34,385	16,435
Trustees fees and expenses	22,632	17,236	14,826	15,192	16,612	17,015
Transfer agent fees	18,805	19,534	17,181	18,658	18,404	20,488
Registration fees	14,602	16,324	8,164	16,324	7,798	11,896
Legal fees	13,197	29,876	5,016	14,503	12,305	3,985
Custodian fees	12,674	21,609	8,569	12,687	7,706	6,047
Audit fees	11,000	11,046	11,203	11,198	11,395	11,225
Other Expenses	4,778	7,690	3,563	—	3,132	2,097
Printing and postage expenses	3,001	4,328	3,085	4,045	2,529	1,359
Insurance expense	2,588	6,220	2,255	3,389	1,993	1,130
NET EXPENSES	958,548	1,915,238	611,884	872,370	486,061	346,832

NET INVESTMENT INCOME (LOSS)	(154,267)	(285,131)	829,725	2,917,757	1,043,099	151,767

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on Investments	22,506,314	38,875,478	4,775,320	(241,439)	(272,744)	1,294,736
Net change in unrealized appreciation (depreciation) of Investments	14,622,692	2,076,870	3,179,984	(1,906,969)	524,436	1,619,126

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	37,129,006	40,952,348	7,955,304	(2,148,408)	251,692	2,913,862

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$36,974,739	$40,667,217	$8,785,029	$769,349	$1,294,791	$3,065,629

See accompanying notes which are an integral part of these financial statements.

WesMark Small Company Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2026	Year Ended
	(Unaudited)	December 31, 2025
FROM OPERATIONS
Net investment loss	$(154,267)	$(311,028)
Net realized gain on investments	22,506,314	36,686,625
Net change in unrealized appreciation (depreciation) on investments	14,622,692	(14,025,694)
Net increase in net assets resulting from operations	36,974,739	22,349,903

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	—	(29,679,830)
Decrease in net assets resulting from distributions to shareholders	—	(29,679,830)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	9,759,687	30,002,804
Distributions Reinvested	—	5,477,274
Cost of shares redeemed	(10,010,858)	(14,249,086)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(251,171)	21,230,992

TOTAL INCREASE IN NET ASSETS	36,723,568	13,901,065

NET ASSETS
Beginning of Period	147,165,345	133,264,280
End of Period	$183,888,913	$147,165,345

SHARE ACTIVITY
Shares Sold	618,934	1,935,842
Distributions Reinvested	—	376,186
Shares Redeemed	(604,401)	(877,880)
Net increase in shares of beneficial interest outstanding	14,533	1,434,148

See accompanying notes which are an integral part of these financial statements.

WesMark Large Company Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2026	Year Ended
	(Unaudited)	December 31, 2025
FROM OPERATIONS
Net investment income (loss)	$(285,131)	$6,957
Net realized gain on investments	38,875,478	57,300,805
Net change in unrealized appreciation (depreciation) on investments	2,076,870	(4,550,113)
Net increase in net assets resulting from operations	40,667,217	52,757,649

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:	—	(63,587,321)
Net decrease in net assets resulting from distributions to shareholders	—	(63,587,321)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	10,412,795	31,115,075
Distributions Reinvested	—	17,977,067
Cost of shares redeemed	(21,813,183)	(35,125,066)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(11,400,388)	13,967,076

TOTAL INCREASE IN NET ASSETS	29,266,829	3,137,404

NET ASSETS
Beginning of Period	334,718,825	331,581,421
End of Period	$363,985,654	$334,718,825

SHARE ACTIVITY
Shares Sold	483,063	1,391,536
Distributions Reinvested	—	834,829
Shares Redeemed	(935,513)	(1,477,478)
Net increase (decrease) in shares of beneficial interest outstanding	(452,450)	748,887

See accompanying notes which are an integral part of these financial statements.

WesMark Balanced Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2026	Year Ended
	(Unaudited)	December 31, 2025
FROM OPERATIONS
Net investment income	$829,725	$1,734,338
Net realized gain on investments	4,775,320	6,386,703
Net change in unrealized appreciation on investments	3,179,984	1,793,327
Net increase in net assets resulting from operations	8,785,029	9,914,368

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:	(793,937)	(7,323,293)
Net decrease in net assets resulting from distributions to shareholders	(793,937)	(7,323,293)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	3,499,105	10,134,097
Distributions Reinvested	125,370	1,145,337
Cost of shares redeemed	(6,774,539)	(11,853,162)
Net decrease in net assets resulting from shares of beneficial interest	(3,150,064)	(573,728)

TOTAL INCREASE IN NET ASSETS	4,841,028	2,017,347

NET ASSETS
Beginning of Period	98,841,057	96,823,710
End of Period	$103,682,085	$98,841,057

SHARE ACTIVITY
Shares Sold	246,990	754,364
Distributions Reinvested	8,952	85,847
Shares Redeemed	(486,121)	(888,346)
Net decrease in shares of beneficial interest outstanding	(230,179)	(48,135)

See accompanying notes which are an integral part of these financial statements.

WesMark Government Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2026	Year Ended
	(Unaudited)	December 31, 2025
FROM OPERATIONS
Net investment income	$2,917,757	$6,025,135
Net realized loss on investments	(241,439)	(329,857)
Net change in unrealized appreciation (depreciation) on investments	(1,906,969)	5,840,329
Net increase in net assets resulting from operations	769,349	11,535,607

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(3,043,416)	(6,070,299)
Decrease in net assets resulting from distributions to shareholders	(3,043,416)	(6,070,299)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	13,025,065	19,262,975
Distributions Reinvested	181,655	371,964
Cost of shares redeemed	(12,849,827)	(23,887,423)
Net increase (decrease) in net assets resulting from shares of beneficial interest	356,893	(4,252,484)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,917,174)	1,212,824

NET ASSETS
Beginning of Period	174,005,575	172,792,751
End of Period	$172,088,401	$174,005,575

SHARE ACTIVITY
Shares Sold	1,647,408	2,448,490
Distributions Reinvested	22,872	51,179
Shares Redeemed	(1,620,370)	(3,043,892)
Net increase (decrease) in shares of beneficial interest outstanding	49,910	(544,223)

See accompanying notes which are an integral part of these financial statements.

WesMark West Virginia Municipal Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2026	Year Ended
	(Unaudited)	December 31, 2025
FROM OPERATIONS
Net investment income	$1,043,099	$1,979,769
Net realized loss on investments	(272,744)	(936,938)
Net change in unrealized appreciation on investments	524,436	3,597,405
Net increase in net assets resulting from operations	1,294,791	4,640,236

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:	(1,042,815)	(1,999,760)
Net decrease in net assets resulting from distributions to shareholders	(1,042,815)	(1,999,760)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	2,451,076	2,817,723
Distributions Reinvested	88,106	130,370
Cost of shares redeemed	(2,012,709)	(5,797,904)
Net increase (decrease) in net assets resulting from shares of beneficial interest	526,473	(2,849,811)

TOTAL INCREASE (DECREASE) IN NET ASSETS	778,449	(209,335)

NET ASSETS
Beginning of Period	87,979,785	88,189,120
End of Period	$88,758,234	$87,979,785

SHARE ACTIVITY
Shares Sold	245,202	298,407
Distributions Reinvested	8,819	14,762
Shares Redeemed	(200,572)	(608,143)
Net increase (decrease) in shares of beneficial interest outstanding	53,449	(294,974)

See accompanying notes which are an integral part of these financial statements.

WesMark Tactical Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2026	Year Ended
	(Unaudited)	December 31, 2025
FROM OPERATIONS
Net investment income	$151,767	$810,815
Net realized gain on investments	1,294,736	3,170,273
Net change in unrealized appreciation on investments	1,619,126	2,880,209
Net increase in net assets resulting from operations	3,065,629	6,861,297

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:	(114,625)	(2,418,667)
Net decrease in net assets resulting from distributions to shareholders	(114,625)	(2,418,667)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	2,709,245	4,657,870
Distributions Reinvested	1,221	24,958
Cost of shares redeemed	(2,714,968)	(5,124,811)
Net decrease in net assets resulting from shares of beneficial interest	(4,502)	(441,983)

TOTAL INCREASE IN NET ASSETS	2,946,502	4,000,647

NET ASSETS
Beginning of Period	49,896,194	45,895,547
End of Period	$52,842,696	$49,896,194

SHARE ACTIVITY
Shares Sold	201,979	383,072
Distributions Reinvested	90	1,985
Shares Redeemed	(203,847)	(424,203)
Net decrease in shares of beneficial interest outstanding	(1,778)	(39,146)

See accompanying notes which are an integral part of these financial statements.

WesMark Small Company Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026		December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
	(Unaudited)
Net asset value, beginning of period	$14.60		$15.42	$13.19	$11.71	$15.66	$16.12

Activity from investment operations:
Net investment income (loss) (1)	(0.02)		(0.04)	(0.02)	0.06	0.00 (3)	(0.07)
Net realized and unrealized gain (loss) on investments	3.64		2.56	2.97	2.20	(3.22)	3.64
Total from investment operations	3.62		2.52	2.95	2.26	(3.22)	3.57

Less distributions from:
Net investment income	—		—	—	(0.04)	—	—
Net realized gains	—		(3.34)	(0.72)	(0.74)	(0.73)	(4.03)
Total distributions	—		(3.34)	(0.72)	(0.78)	(0.73)	(4.03)

Net asset value, end of period	$18.22		$14.60	$15.42	$13.19	$11.71	$15.66

Total return (2)	24.79	% (5)	16.43%	22.19%	19.46%	(20.56)%	2.23%

Net assets, at end of period (000s)	$183,889		$147,165	$133,264	$109,656	$94,926	$119,727

Ratio of net expenses to average net assets after waiver/recapture	1.18	% (5)	1.21%	1.23%	1.22%	1.24%	1.23%
Ratio of net investment income (loss) to average net assets	(0.19	)% (5)	(0.22)%	(0.21)%	0.34%	(0.04)%	(0.47)%

Portfolio Turnover Rate	36	% (4)	47%	26%	48%	52%	42%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period. Fiscal years ended December 31, 2024 and prior were calculated using the SEC method.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Amount represents less than $0.005 per share.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

See accompanying notes which are an integral part of these financial statements.

WesMark Large Company Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026		December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
	(Unaudited)
Net asset value, beginning of period	$22.07		$22.99	$21.63	$19.12	$27.41	$23.41

Activity from investment operations:
Net investment income (loss) (1)	(0.02)		0.00 (3)	0.02	0.11	0.09	(0.02)
Net realized and unrealized gain (loss) on investments	2.68		3.77	4.72	4.06	(5.93)	6.08
Total from investment operations	2.66		3.77	4.74	4.17	(5.84)	6.06

Less distributions from:
Net investment income	—		(0.02)	(0.02)	(0.10)	(0.09)	(0.00	) (3)
Net realized gains	—		(4.67)	(3.36)	(1.56)	(2.35)	(2.06)
Return of capital	—		—	—	—	(0.01)	—
Total distributions	—		(4.69)	(3.38)	(1.66)	(2.45)	(2.06)

Net asset value, end of period	$24.73		$22.07	$22.99	$21.63	$19.12	$27.41

Total return (2)	12.05	% (5)	16.91%	21.47%	21.94%	(21.42)%	26.06%

Net assets, at end of period (000s)	$363,986		$334,719	$331,581	$314,262	$288,629	$402,773

Ratio of net expenses to average net assets after waiver/recapture	1.13	% (5)	1.14%	1.16%	1.12%	1.13%	1.12%
Ratio of net investment income (loss) to average net assets	(0.17	)% (5)	0.00%	0.07%	0.48%	0.33%	(0.09)%

Portfolio Turnover Rate	16	% (4)	25%	16%	24%	34%	14%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period. Fiscal years ended December 31, 2024 and prior were calculated using the SEC method.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Amount represents less than $0.005 per share.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

See accompanying notes which are an integral part of these financial statements.

WesMark Balanced Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026		December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
	(Unaudited)
Net asset value, beginning of period	$13.45		$13.09	$13.15	$13.13	$14.68	$13.45

Activity from investment operations:
Net investment income (1)	0.12		0.24	0.26	0.27	0.19	0.16
Net realized and unrealized gain (loss) on investments	1.10		1.16	0.96	0.37	(1.24)	1.96
Total from investment operations	1.22		1.40	1.22	0.64	(1.05)	2.12

Less distributions from:
Net investment income	(0.11)		(0.25)	(0.26)	(0.27)	(0.22)	(0.17)
Net realized gains	—		(0.79)	(1.02)	(0.35)	(0.28)	(0.72)
Total distributions	(0.11)		(1.04)	(1.28)	(0.62)	(0.50)	(0.89)

Net asset value, end of period	$14.56		$13.45	$13.09	$13.15	$13.13	$14.68

Total return (2)	9.11	% (4)	10.84%	9.30%	4.98%	(7.19)%	15.85%

Net assets, at end of period (000s)	$103,682		$98,841	$96,824	$98,598	$99,470	$121,852

Ratio of net expenses to average net assets after waiver/recapture	1.22	% (4)	1.29%	1.30%	1.24%	1.24%	1.25%
Ratio of net investment income to average net assets	1.66	% (4)	1.80%	1.94%	2.01%	1.36%	1.03%

Portfolio Turnover Rate	10	% (3)	22%	12%	24%	18%	23%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period. Fiscal years ended December 31, 2024 and prior were calculated using the SEC method.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Not annualized for periods less than one year.

(4)	Annualized for periods less than one year.

See accompanying notes which are an integral part of these financial statements.

WesMark Government Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026		December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
	(Unaudited)
Net asset value, beginning of period	$7.99		$7.74	$7.94	$7.99	$9.81	$10.08

Activity from investment operations:
Net investment income (1)	0.13		0.27	0.26	0.25	0.13	0.07
Net realized and unrealized gain (loss) on investments	(0.10)		0.26	(0.19)	(0.04)	(1.80)	(0.21)
Total from investment operations	0.03		0.53	0.07	0.21	(1.67)	(0.14)

Less distributions from:
Net investment income	(0.14)		(0.28)	(0.27)	(0.26)	(0.15)	(0.13)
Net realized gains	—		—	—	—	—	—
Total distributions	(0.14)		(0.28)	(0.27)	(0.26)	(0.15)	(0.13)

Net asset value, end of period	$7.88		$7.99	$7.74	$7.94	$7.99	$9.81

Total return (2)	0.41	% (4)	6.91%	0.90%	2.71%	(17.11)%	(1.35)%

Net assets, at end of period (000s)	$172,088		$174,006	$172,793	$182,552	$187,501	$242,733

Ratio of net expenses to average net assets after waiver/recapture	1.03	% (4)	1.04%	1.07%	1.01%	1.01%	1.02%
Ratio of net investment income to average net assets	3.45	% (4)	3.50%	3.41%	3.24%	1.51%	0.72%

Portfolio Turnover Rate	7	% (3)	17%	27%	72%	56%	40%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period. Fiscal years ended December 31, 2024 and prior were calculated using the SEC method.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Not annualized for periods less than one year.

(4)	Annualized for periods less than one year.

See accompanying notes which are an integral part of these financial statements.

WesMark West Virginia Municipal Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	June 30, 2026		December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022		December 31, 2021
	(Unaudited)
Net asset value, beginning of period	$9.98		$9.68	$9.88	$9.67	$10.69		$10.84

Activity from investment operations:
Net investment income (1)	0.12		0.22	0.20	0.20	0.18		0.17
Net realized and unrealized gain (loss) on investments	0.03		0.30	(0.20)	0.21	(1.02)		(0.13)
Total from investment operations	0.15		0.52	—	0.41	(0.84)		0.04

Less distributions from:
Net investment income	(0.12)		(0.22)	(0.20)	(0.20)	(0.18)		(0.17)
Net realized gains	—		—	—	—	(0.00	) (7)	(0.02)
Total distributions	(0.12)		(0.22)	(0.20)	(0.20)	(0.18)		(0.19)

Net asset value, end of period	$10.01		$9.98	$9.68	$9.88	$9.67		$10.69

Total return (2)	1.50	% (4)	5.49%	(0.01)%	4.29%	(7.84)%		0.43%

Net assets, at end of period (000s)	$88,758		$87,980	$88,189	$89,582	$95,597		$114,698

Ratio of net expenses to average net assets after waiver/recapture	1.12	% (4)	1.16%	1.16%	1.10%	1.10%		1.11%
Ratio of net investment income to average net assets	2.40	% (4)	2.28%	2.05%	2.05%	1.84%		1.61%

Portfolio Turnover Rate	4	% (3)	23%	9%	6%	9%		15%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period. Fiscal years ended December 31, 2024 and prior were calculated using the SEC method.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Not annualized for periods less than one year.

(4)	Annualized for periods less than one year.

See accompanying notes which are an integral part of these financial statements.

WesMark Tactical Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026		December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
	(Unaudited)
Net asset value, beginning of period	$12.78		$11.63	$11.01	$10.37	$12.16	$11.95

Activity from investment operations:
Net investment income (1)	0.04		0.21	0.17	0.16	0.14	0.19
Net realized and unrealized gain (loss) on investments	0.75		1.57	0.62	0.57	(1.64)	1.45
Total from investment operations	0.79		1.78	0.79	0.73	(1.50)	1.64

Less distributions from:
Net investment income	(0.03)		(0.11)	(0.17)	(0.09)	(0.22)	(0.13)
Net realized gains	—		(0.52)	—	—	(0.07)	(1.30)
Total distributions	(0.03)		(0.63)	(0.17)	(0.09)	(0.29)	(1.43)

Net asset value, end of period	$13.54		$12.78	$11.63	$11.01	$10.37	$12.16

Total return (2)	6.18	% (5)	15.42%	7.18%	7.10%	(12.38)%	13.94%

Net assets, at end of period (000s)	$52,843		$49,896	$45,896	$44,770	$41,132	$47,979

Ratio of net expenses to average net assets after waiver/recapture (3)	1.36	% (6)	1.45%	1.44%	1.39%	1.43%	1.44%
Ratio of net investment income to average net assets (3)(4)	0.59	% (6)	1.69%	1.45%	1.52%	1.29%	1.45%

Portfolio Turnover Rate	9	% (5)	41%	21%	39%	85%	78%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period. Fiscal years ended December 31, 2024 and prior were calculated using the SEC method.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(4)	The recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

See accompanying notes which are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2026

1.	ORGANIZATION

Each WesMark Fund (each, a “Fund” and collectively the “Funds”) is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. The Trust consists of six portfolios which are presented herein:

Fund	Diversification	Primary Objective
WesMark Small Company Fund (“Small Company Fund”)	Diversified	To achieve capital appreciation
WesMark Large Company Fund (“Large Company Fund”)	Diversified	To achieve capital appreciation
WesMark Balanced Fund (“Balanced Fund”)	Diversified	To achieve capital appreciation and income
WesMark Government Bond Fund (“Government Bond Fund”)	Diversified	To achieve high current income consistent with preservation of capital
WesMark West Virginia Municipal Bond Fund (“West Virginia Municipal Bond Fund”)	Non-diversified	To achieve current income which is exempt from federal income tax and income taxes imposed by the State of West Virginia
WesMark Tactical Opportunity Fund (“Tactical Opportunity Fund”)	Diversified	To achieve capital appreciation

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Operating Segments - The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.The CODM is comprised of the portfolio manager and Chief Financial Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation – In calculating their net asset value (“NAV”), the Funds generally value investments as follows:

●	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.

●	Fixed-income securities acquired with remaining maturities greater than 60 days are valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

●	Fixed-income securities acquired with remaining maturities of 60 days or less may be valued using price evaluations provided by a pricing service approved by the Trustees. They may also be valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates value.

●	Options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.

●	Shares of other mutual funds are valued based upon their reported NAVs.

If the Funds cannot obtain a price or price evaluation from a pricing service for an investment, the Funds may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Funds use the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Funds could purchase or sell an investment at the price used to calculate the Funds’ NAVs.

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2026

Fair Valuation and Significant Events Procedures – The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. The Funds normally use mean evaluations (a price evaluation indicative of a price between the bid and asked prices for an investment) for fixed-income securities. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

●	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

●	With respect to price evaluations of fixed income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets; and

●	Corporate announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Funds may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Funds will determine the fair value of the investment using another method approved by the Trustees.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation approach used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation approach. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of June 30, 2026 in valuing the Funds’ investments carried at fair value:

Small Company Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$181,234,966	$—	$—	$181,234,966
Short-Term Investment	4,907,228	—	—	4,907,228
Total	$186,142,194	$—	$—	$186,142,194

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2026

Large Company Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$358,040,450	$—	$—	$358,040,450
Short-Term Investment	980,267	—	—	980,267
Total	$359,020,717	$—	$—	$359,020,717

Balanced Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$65,027,856	$—	$—	$65,027,856
Corporate Bonds	—	23,377,674	—	23,377,674
Municipal Bonds	—	1,821,412	—	1,821,412
U.S. Government & Agencies	—	11,488,363	—	11,488,363
Short-Term Investment	509,863	—	—	509,863
Total	$65,537,719	$36,687,449	$—	$102,225,168

Government Bond Fund

Assets	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$6,371,364	$—	$6,371,364
Collateralized Mortgage Obligations	—	37,084,698	—	37,084,698
Corporate Bonds	—	20,147,495	—	20,147,495
Municipal Bonds	—	1,011,181	—	1,011,181
U.S. Government & Agencies	—	100,928,656	—	100,928,656
Short-Term Investment	840,051	—	—	840,051
Total	$840,051	$165,543,394	$—	$166,383,445

West Virginia Municipal Bond Fund

Assets	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$512,822	$—	$512,822
Municipal Bonds	—	84,356,813	—	84,356,813
Short-Term Investment	3,340,624	—	—	3,340,624
Total	$3,340,624	$84,869,635	$—	$88,210,259

Tactical Opportunity Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$51,852,963	$—	$—	$51,852,963
Short-Term Investment	737,768	—	—	737,768
Total	$52,590,731	$—	$—	$52,590,731

*	See each Fund’s Schedule of Investments for detailed descriptions of sector and/or geography classifications.

All securities of the Funds were valued using either Level 1 or Level 2 inputs during the six months ended June 30, 2026. Thus, a reconciliation of assets in which unobservable inputs (Level 3) were used is not applicable for the Funds.

Investment Income, Expenses and Distributions – Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Foreign dividends are recorded on the ex-dividend date or when the Funds are informed of the ex-dividend date. Trust level expenses are allocated to each Fund based on net assets, equally across all Funds, or to a specific Fund, whichever is deemed most appropriate for a particular expense. Each Fund pays its own expenses.

Distributions of net investment income, if any, for the Small Company Fund, Large Company Fund, and Tactical Opportunity Fund are declared and paid quarterly. Distributions of net investment income for the Balanced Fund are declared and paid monthly, and distributions of net investment income for the Government Bond Fund and West Virginia Municipal Bond Fund are declared daily and paid monthly.

Distributions of capital gains, if any, for Small Company Fund, Large Company Fund, Balanced Fund, Government Bond Fund, West Virginia Municipal Bond Fund, and Tactical Opportunity Fund are declared and paid annually.

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2026

Premium and Discount Amortization/Paydown Gains and Losses – All premiums and discounts on fixed-income securities are amortized/accreted over the estimated lives of such securities for financial statement purposes using the effective interest method. Gains and losses realized on principal payments of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes – It is each Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended, (the “Code”) and to distribute to shareholders each year substantially all of its income. As of and during the year ended December 31, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have not incorporated uncertain tax positions that require a provision for income taxes and federal and state taxing authorities.

The Funds may be subject to taxes imposed by governments of countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income is earned.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

When-Issued and Delayed Delivery Transactions – The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities – Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Derivative Instruments and Hedging Activities – The following discloses the Funds’ use of derivative instruments and hedging activities. The Funds’ exposure to derivative contracts and hybrid instruments, either directly or indirectly through another investment company, may involve risks different from or possibly greater than the risk associated with investing directly in a security instead of the derivative. Risks include: 1) the value of the derivative may not correlate with the value of the underlying security or may correlate inversely; 2) any potential risk reduction may be offset with gain limitations; 3) derivatives may be difficult to price; 4) possible adverse tax consequences; and 5) other risks, such as but not limited to, stock market, interest rate, credit, currency, liquidity, and leverage risks.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may use derivatives that increase or decrease a Fund’s exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Interest Rate Risk: Changes in interest rates will affect the value of a Fund’s investments. In general, as interest rates rise, bond prices fall, and as interest rates fall, bond prices rise. Interest rate risk is generally greater for funds that invest a significant portion of their assets in high yield securities.

Writing Covered Call Options and Purchasing Put Options

The Funds will not write call options on securities unless the securities are held in the Fund’s portfolio or unless the Fund is entitled to them in deliverable forms without further payment or after segregating cash in the amount of any further payment.

The Funds will not purchase a put option on an individual security unless the security is held in the Fund’s portfolio.

Option contracts (options) - are rights to buy or sell a security for a specified price within a specified period. The seller of the option receives a payment, or premium, from the buyer, which the seller keeps regardless of whether the buyer uses (or exercises) the option. Options can trade on exchanges or in the over the counter (OTC) market and may be bought or sold on a wide variety of securities.

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2026

There were no options held as of or for the six months ended June 30, 2026.

A Fund may buy and/or sell the following types of options:

Call Options – A call option gives the holder (buyer) the right to buy the underlying security from the seller (writer) of the option. A Fund may use call options in the following ways:

●	Buy call options on a security in anticipation of an increase in the value of the security; or

●	Sell call options on a security to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying security. If a Fund writes a call option on a security that it owns and that call option is exercised, a Fund must deliver the security to the buyer and foregoes any possible profit from an increase in the market price of the security over the exercise price plus the premium received.

Put Options – A put option gives the holder the right to sell the security to the writer of the option. A Fund may use put options in the following ways:

●	Buy put options on a security in anticipation of a decrease in the value of the security; or

●	Write put options on a security to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the security. In writing puts, there is a risk that a Fund may be required to take delivery of the security when its current market price is lower than the exercise price.

A Fund may also buy or write options, as needed, to close out existing option positions. Finally, a Fund may enter into combinations of options contracts in an attempt to benefit from changes in the prices of those options contracts (without regard to changes in the value of the security).

Market Risk – The Funds may incur losses due to political, regulatory, market, economic or social developments affecting the market(s) generally. Local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health crisIs, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on economic and market conditions.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

a. Management Fees – WesBanco Investment Department serves as the Funds’ investment adviser (the “Adviser”). Pursuant to an investment advisory agreement between the Funds and the Adviser, the Adviser is compensated for its services. Each Fund pays the Adviser a fixed fee, accrued daily and paid monthly, based on each Fund’s respective average daily net assets as shown in the table below.

Management
Fee
Small Company Fund	0.75%
Large Company Fund	0.75%
Balanced Fund	0.75%
Government Bond Fund	0.56%*
West Virginia Municipal Bond Fund	0.60%
Tactical Opportunity Fund	0.75%

*	Effective June 1, 2026, the Government Fund changed the Advisory Fees to 0.56%. Prior to June 1, 2026, the Fund paid the Advisory fee at an annualized rate of 0.60%.

b. Administration, Fund Accounting and Transfer Agency Fees – Effective May 18, 2025, Ultimus Fund Services, LLC (“UFS” or the “Administrator”) provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Trust pays UFS fees for providing administration, fund accounting, and transfer agency services to the Funds. These fees are disclosed in the Statements of Operations. Prior to May 18, 2025, ALPS Fund Services, Inc. (“ALPS”) provided administration, fund accounting and transfer agent services to the Trust.

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2026

Blu Giant, LLC, (“Blu Giant”), an affiliate of UFS, provides EDGAR conversion and filing services as well as some print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds. An individual from UFS serves as an officer for the Trust and receives no additional compensation from the Trust for serving in that role.

c. Distributor – Effective May 18, 2025, The Distributor of the Funds is Ultimus Fund Distributors, LLC (the “Distributor”), (“UFD”). The Funds currently have no active distributor plan pursuant to Rule 12b-1 under the Act. Prior to May 18, 2025, ALPS Distributors, Inc. (“ADI”), an affiliate of ALPS, served as the Fund’s distributor.

d. Shareholder Services Fee – Under the terms of Shareholder Services Agreements with WesBanco Bank (“WesBanco”, an affiliate of the Adviser) and other financial institutions, the Funds may pay WesBanco as well as other financial institutions, up to 0.25% of average daily net assets. The fee is used to finance certain services for shareholders and to maintain shareholder accounts. WesBanco and other financial institutions may voluntarily choose to waive any portion of their fee, which arrangement they can modify or terminate at any time at their sole discretion.

e. Custodian Fees – WesBanco is the Funds’ custodian. The custodian fee paid to WesBanco is based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses. WesBanco may voluntarily choose to waive any portion of its fee. WesBanco can modify or terminate this voluntary waiver at any time at its sole discretion.

f. Trustees’ Fees – None of the Trustees are entitled to receive any retirement, pension plan or deferred compensation benefits from the Trust. Interested Trustees receive the same compensation as Independent Trustees. No officers of the Funds are compensated by the Funds, but officers may be reimbursed by the Funds for travel and related expenses incurred in performing their duties.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investments, other than short-term investments, for the six months ended June 30, 2026 were as follows:

	Purchases (excluding	Sale Proceeds	Purchases of U.S.	Proceeds of U.S.
	U.S. Government	(excluding U.S.	Government	Government
Fund	Securities)	Government Securities)	Securities	Securities
Small Company Fund	$59,127,127	$57,231,243	$—	$—
Large Company Fund	56,156,196	74,424,457	—	—
Balanced Fund	7,864,293	10,432,412	2,002,750	686,042
Government Bond Fund	1,847,329	2,824,262	8,491,044	13,884,717
West Virginia Municipal Bond Fund	3,134,212	6,063,639	—	—
Tactical Opportunity Fund	4,377,133	4,583,467	—	—

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at June 30, 2026, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Small Company Fund	$132,650,148	$57,450,492	$(3,958,446)	$53,492,046
Large Company Fund	173,478,017	189,826,600	(4,283,900)	185,542,700
Balanced Fund	71,093,500	33,182,259	(2,050,591)	31,131,668
Government Bond Fund	171,126,258	1,512,831	(6,255,644)	(4,742,813)
West Virginia Municipal Bond Fund	89,786,999	1,061,184	(2,637,924)	(1,576,740)
Tactical Opportunity Fund	42,814,457	10,214,531	(438,257)	9,776,274

The difference between book and tax basis for unrealized appreciation/(depreciation) for the Funds is attributable to wash sales, premium amortization accruals, and commodity grantor trusts.

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2026

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended December 31, 2025 and December 31, 2024, were as follows:

For Fiscal Year Ended	Ordinary	Tax-Exempt	Long-Term
12/31/2025	Income	Income	Capital Gains	Total
Small Company Fund	$2,668,478	$—	$27,011,352	$29,679,830
Large Company Fund	2,288,448	—	61,298,873	63,587,321
Balanced Fund	1,780,638	—	5,542,655	7,323,293
Government Bond Fund	6,070,299	—	—	6,070,299
West Virginia Municipal Bond Fund	64,312	1,935,448	—	1,999,760
Tactical Opportunity Fund	424,212	—	1,994,455	2,418,667

For Fiscal Year Ended	Ordinary	Tax-Exempt	Long-Term
12/31/2024	Income	Income	Capital Gains	Total
Small Company Fund	$261,304	$—	$5,901,629	$6,162,933
Large Company Fund	1,076,926	—	44,581,428	45,658,354
Balanced Fund	1,917,135	—	7,071,548	8,988,683
Government Bond Fund	6,079,756	—	—	6,079,756
West Virginia Municipal Bond Fund	46,505	1,744,158	—	1,790,663
Tactical Opportunity Fund	670,785	—	—	670,785

As of December 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Fund	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Small Company Fund	$220,359	$12,548,451	$—	$—	$—	$38,869,354	$51,638,164
Large Company Fund	409,074	16,534,705	—	—	—	183,542,116	200,485,895
Balanced Fund	—	1,960,156	—	—	5,368	27,951,684	29,917,208
Government Bond Fund	151,202	—	—	(44,665,996)	—	(2,835,844)	(47,350,638)
West Virginia Municipal Bond Fund	—	—	—	(1,029,908)	—	(2,101,176)	(3,131,084)
Tactical Opportunity Fund	688,426	623,051	—	—	—	8,157,148	9,468,625

At December 31, 2025, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carry forwards utilized in the current year as follows:

Fund	Short-Term	Long-Term	Total	Capital Loss Carry Forward Utilized
Government Bond Fund	$7,265,854	$37,400,142	$44,665,996	$—
West Virginia Municipal Bond Fund	595	1,029,313	1,029,908	—
Tactical Opportunity Fund	—	—	—	555,745

Permanent book and tax differences, primarily attributable to distributions in excess and the non-deductible expenses, resulted in reclassifications for the Funds for the fiscal year ended December 31, 2025 as follows:

Total
Distributable
Fund	Paid-In Capital	Earnings
Small Company Fund	$—	$—
Large Company Fund	—	—
Balanced Fund	(1)	1
Government Bond Fund	—	—
West Virginia Municipal Bond Fund	(7,622)	7,622
Tactical Opportunity Fund	—	—

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2026

7.	CONCENTRATION OF RISK

Since the West Virginia Municipal Bond Fund invests a substantial portion of its assets in issuers located in one state, it is more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, as of June 30, 2026, 32% of the securities in the portfolio were backed by letters of credit, bond insurance of various financial institutions, or financial guaranty assurance agencies.

Additionally, the Funds may invest a portion of their assets in securities of companies that are deemed by the Funds’ management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of portfolio securities.

8.	ACCOUNTING PRONOUNCEMENTS

The Funds adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Fund’s adoption of ASU 2023-09 did not have a material impact on the Fund’s financial statements.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements other than the below:

Shareholder Distributions for the Balanced Fund: On July 31, 2026, the Balanced Fund paid a monthly distribution of $0.0225 per share to common shareholders of record as of July 23, 2026.

Shareholder Distributions for Government Bond Fund and West Virginia Municipal Bond Fund: On August 1, 2026, the Government Bond Fund and the West Virginia Municipal Bond Fund paid daily distributions declared from July 1, 2026 to July 31, 2026 totaling $0.0245 and $0.0207 per share, respectively, to common shareholders.

ADDITIONAL INFORMATION

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures - Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

At its May 2026 meeting, as required by the Investment Company Act of 1940, as amended (the “1940 Act”), the Board of Trustees (“Board” or “Trustees”) of the WesMark Funds (“Funds”) reviewed the Funds’ investment advisory contract with WesBanco Investment Department (“Adviser”). Prior to the May meeting, the Board considered the materials to be requested from the Adviser in connection with its consideration of the renewal of the investment advisory contract. Following a review and approval by the Funds’ Independent Trustees in executive session at the May meeting, the Board reviewed and approved (i) the continuation of the Funds’ investment advisory contract with the Adviser for the one-year period commencing on May 31, 2026 and (ii) an amendment to the investment advisory contract to permanently reduce the advisory fee for the WesMark Government Bond Fund from 0.60% to 0.56% of the WesMark Government Bond Fund’s average daily net assets. The Board’s decision to approve the investment advisory contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

The Board is aware that various courts, including the United States Supreme Court, have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation: the nature, extent and quality of the services provided by the Adviser, including the investment performance of a Fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a Fund grows larger and whether fee levels reflect these economies of scale; any profits or indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with a Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser’s services and fees. The Funds’ Board is aware of these factors and is guided by them in its review of the Funds’ advisory contract to the extent they are appropriate and relevant, as discussed further below.

In connection with its review, the Board requests and receives a significant amount of detailed information about the Funds and the WesBanco organization. The Adviser and other service providers of the Funds provide much of this information at each regular meeting of the Board, and furnish additional material in connection with the particular meeting at which the Board’s formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board receives additional information on particular matters as the need arises. Thus, the Board’s evaluation of an advisory contract is informed by information covering such matters as: the Adviser’s investment philosophy, personnel, and processes; a Fund’s short- and long-term performance (in absolute terms, and when compared to certain competitor or “peer group” funds and/or market benchmarks, as appropriate), and comments on the reasons for performance; a Fund’s expenses (including the advisory fee itself and the overall expense structure of a Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for any expense limitations); the use and allocation of brokerage commissions derived from trading a Fund’s portfolio securities; the nature and extent of the advisory and other services provided to a Fund by the Adviser and its affiliates; compliance and audit reports concerning the Funds; and relevant developments in the mutual fund industry and how the Funds and/or the Adviser are responding to them. The evaluation process is evolving, reflecting continually developing considerations. Changing circumstances drive the criteria considered and the emphasis placed on relevant criteria.

With respect to the nature, extent and quality of the services provided by the Adviser, the Board received and considered information concerning the nature, extent and quality of the services provided to the Funds. The Trustees considered the background and experience of the members of the portfolio management teams responsible for the day-to-day management of the Funds and considered the functioning of the portfolio management teams for the Funds. In addition, the Board received and considered information concerning the research function of the Adviser that supports its portfolio management teams. The Trustees acknowledged the Adviser’s willingness to reduce the WesMark Government Bond Fund fee and considered the reduction as part of their overall evaluation of the reasonableness of the advisory fee arrangements. The Board discussed each Fund’s positioning in the marketplace and the Adviser’s execution on the investment strategy for each Fund. The Board concluded it was satisfied with the nature, extent and quality of the advisory capabilities (and related administrative services) and the commitment of the Adviser to provide high-quality service to the Funds.

With respect to a Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be useful, given the high degree of competition within the mutual fund business. While mindful that courts have cautioned against giving such comparisons too much weight, the Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because it is believed that they are more relevant. For example, other mutual funds are the products most like the Funds, and they are readily available as alternative investment vehicles. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Funds compete. A Fund’s ability to deliver competitive performance when compared to its peer group may, depending upon the Fund’s investment strategy and positioning in the marketplace, be a useful indicator of how the Adviser is executing on the Fund’s investment program. The comparative information showed that the relevant fees and expenses were within a range the Board considered reasonable in light of the services provided. The Funds are the only advisory clients of the Adviser. However, personnel of the Adviser assist in the provision of asset management services for clients of affiliates of the Adviser. The Board is aware of these arrangements and is briefed on any material changes to these arrangements.

The Board reviewed the one-year and three-year performance for the period ending March 31, 2026 of each Fund in comparison to the performance of the average of each Fund’s respective peer group. For the one-year period, the performance of the WesMark Tactical Opportunity Fund, WesMark Small Company Fund, WesMark West Virginia Municipal Bond Fund, and WesMark Large Company Fund were above the average of its respective peer group. The performance of the WesMark Balanced Fund and the WesMark Government Bond Fund was below each respective peer group average for the one-year period. For the three-year period, the performance of the WesMark Small Company Fund was above the average of its peer group. The performance of the WesMark Large Company Fund, the WesMark Government Bond Fund, the WesMark West Virginia Municipal Bond Fund, the WesMark Balanced Fund and the WesMark Tactical Opportunity Fund was below each respective peer group average for the three-year period. The Board also reviewed the performance of the Funds for the first quarter of 2026 and for longer performance periods and noted that the short-term performance of the Funds was generally strong or improving. The Board also noted that the peer performance comparisons for the WesMark West Virginia Municipal Bond Fund were of limited value because of the unique nature of the West Virginia municipal bond market and the limited number of municipal bond funds dedicated to West Virginia. The Board also noted that the peer comparisons to the WesMark Tactical Opportunity Fund were challenging to evaluate given the relatively unique nature of the Fund. Overall the Board concluded that it was satisfied with the performance of the Funds and was satisfied with the Adviser’s capabilities, undertakings and the commitment of the Adviser to provide high-quality services to the Funds and to seek to provide competitive performance for the Funds. The Board will continue to monitor these efforts and the performance of the Funds.

The Board requested and reviewed a report prepared by an independent rating organization which compared each of the Funds’ fees, including gross advisory fees, for the calendar year ending December 31, 2025, to a peer group including the applicable WesMark Fund compiled by the independent rating organization. The report indicated the gross investment advisory fee for the WesMark Government Bond Fund, WesMark Large Company Fund, WesMark Balanced Fund and the WesMark West Virginia Municipal Bond Fund was above the median for each respective peer group. The gross investment advisory fee for the WesMark Small Company Fund and WesMark Tactical Opportunity Fund were below the median for their respective peer group. The Board also reviewed the other information provided in the report such as the Funds’ total expense ratios versus those of the selected peer groups. Based on the review of the materials and discussions with the Adviser, the Board concluded that the advisory fees for the WesMark Large Company Fund, the WesMark Small Company Fund, the WesMark Balanced Fund, the WesMark Tactical Opportunity Fund, and the WesMark West Virginia Municipal Bond Fund were reasonable, and approved the reduction of the advisory fee for the WesMark Government Bond Fund from 0.60% to 0.56%. The Board concluded that the overall expense structure of the Funds remained competitive.

The Board also considered whether “economies of scale” may exist and whether the Funds benefit from any such economies. The Board noted that each Fund is relatively small compared with many of its peers, making it more difficult to achieve economies of scale. Under these circumstances, the Board concluded there were no meaningful “economies of scale” enjoyed by the Adviser in managing the Funds. However, the Board noted shareholders of a Fund may benefit from an increase in the size of the Fund due to the fixed expenses of the Fund being spread over a larger asset base potentially resulting in lower expense ratios for the Funds.

The Board received financial information about the Adviser, including information on the profitability of the Adviser on a fund-by-fund basis. The Independent Trustees reviewed the Adviser’s process for determining the profitability information and noted the challenges with determining the profitability of a fund-by-fund basis and noted that the Funds’ assets under management had remained relatively stable while operating costs across the asset management industry continue to increase. Although the Board considered the Adviser’s profitability on a fund-by-fund basis, the Board concluded that the profitability information was of limited value given these associated challenges. The Board nevertheless concluded that the Adviser’s profitability did not appear to be unreasonable.

The Board considered, in addition to the advisory fees, the compensation and benefits received by the Adviser and its affiliates from their relationship with the Funds. This included fees received for services, such as custody and shareholder servicing, provided to the Funds by other entities in the WesBanco organization and research and trading services received by the Adviser from brokers (or from third parties with which these broker-dealers have arrangements) that execute fund trades (“soft dollar arrangements”). The Trustees considered the benefit to the Adviser and its affiliates from such soft dollar arrangements, including that the services received are of value to the Adviser in advising the Funds and that the Adviser might otherwise be required to separately purchase such services. The Trustees concluded that the “soft dollar” arrangements appeared to benefit the Funds and appeared to be reasonable. The Board also concluded that the amounts received by the Adviser or its affiliates for the provision of shareholder servicing were reasonable. After reviewing an evaluation framework for custody fees, the Board noted that absolute custody fee levels can vary year over year due, in part, to out of pocket charges related to transaction activity, and concluded that the custodian fees were reasonable.

In assessing the Adviser’s performance of its obligations, the Board also considers whether a circumstance or event has occurred that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of the Funds’ operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. Thus, the Board’s “selection” or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Funds. The Board concluded that, in light of the factors discussed above, including the nature, extent, quality and scope of the services provided to the Funds by the Adviser and its affiliates, continuation of the investment advisory contract, as amended, was appropriate.

The Board based its decision to renew the investment advisory contract for another year on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. The Board does not consider any one factor to be determinative and based its decision to approve the Funds’ investment advisory contract with the Adviser on the totality of the circumstances and with a view of past and future long-term considerations. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that the Adviser’s performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

INVESTMENT ADVISOR

WesBanco Investment Department, Investment Adviser
A Division of WesBanco Bank, Inc
c/o Ultimus Fund Solutions, LLC.
P.O. Box 46707, Cincinnati, OH 45246

ADMINISTRATOR
Ultimus Fund Solutions, LLC
4221 North 203rd Street Suite 100
Elkhorn, Nebraska 68022

WESMARK-SA26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Any Changes in and Disagreements with Accountants information is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Any Proxy Disclosures information is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Any Remuneration Paid to Directors, Officers, and Others information is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Report.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Any Statement Regarding Basis for Approval of Investment Advisory Contract information is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Report.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers. – Not applicable

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(3) Not applicable

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WesMark Funds

By	/s/ Robert McGee
Robert McGee
Principal Executive Officer/President
Date: 09/08/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert McGee
Robert McGee
Principal Executive Officer/President
Date: 09/08/2026

By	/s/ Steven Kellas
Steven Kellas
Principal Financial Officer/Treasurer
Date: 09/08/2026